UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2009

1.870941.101

IEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Australia - 7.7%
Amcor Ltd.	19,164	$ 103,717
ASX Ltd.	806	24,401
Australia & New Zealand Banking Group Ltd.	2,039	41,359
BHP Billiton Ltd.	6,990	263,471
Coca-Cola Amatil Ltd.	2,589	25,131
Commonwealth Bank of Australia	4,203	203,222
CSL Ltd.	1,685	48,667
Fosters Group Ltd.	13,957	71,830
Goodman Fielder Ltd.	20,000	28,022
Incitec Pivot Ltd.	10,848	28,312
Metcash Ltd.	13,213	56,627
National Australia Bank Ltd.	2,073	54,331
Newcrest Mining Ltd.	2,798	94,266
Orica Ltd.	2,500	57,189
QBE Insurance Group Ltd.	2,405	48,981
Rio Tinto Ltd.	1,611	105,718
Telstra Corp. Ltd.	8,656	27,030
Westfield Group unit	6,049	67,636
Westpac Banking Corp.	2,751	60,814
Woolworths Ltd.	3,482	89,441
TOTAL AUSTRALIA		1,500,165
Austria - 0.3%
Erste Bank AG	754	30,656
OMV AG	849	35,921
TOTAL AUSTRIA		66,577
BAILIWICK OF JERSEY - 0.6%
Experian PLC	6,436	60,665
Petrofac Ltd.	4,000	64,023
TOTAL BAILIWICK OF JERSEY		124,688
Belgium - 1.0%
Anheuser-Busch InBev SA NV	858	42,820
Colruyt NV	145	36,846
Delhaize Group SA	445	33,670
Fortis rights 12/31/49 (a)	772	0
Mobistar SA	403	28,287
Solvay SA	462	48,750
TOTAL BELGIUM		190,373
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	11,000	40,807
Denmark - 0.9%
Coloplast AS Series B	300	27,962
Novo Nordisk AS Series B	1,575	105,650
Novozymes AS Series B	280	28,357
Sydbank AS (a)	550	13,149
TOTAL DENMARK		175,118

	Shares	Value
Finland - 1.1%
KCI Konecranes Oyj	1,613	$ 46,570
Kone Oyj (B Shares)	1,420	57,457
Nokia Corp.	5,892	78,060
Outokumpu Oyj (A Shares)	712	12,293
Wartsila Corp.	563	21,005
TOTAL FINLAND		215,385
France - 9.2%
Aeroports de Paris	349	27,955
Alstom SA	873	61,119
AXA SA	2,102	50,524
BNP Paribas SA	1,747	144,262
Bouygues SA	702	34,924
Carrefour SA	244	11,838
Casino Guichard Perrachon et Compagnie	332	28,502
CNP Assurances	305	32,646
Credit Agricole SA	2,056	42,537
Danone	370	22,115
Eutelsat Communications	1,412	46,205
France Telecom SA	3,806	98,966
GDF Suez	2,623	109,521
Gecina SA	405	44,511
Hermes International SA	399	56,731
Klepierre SA	773	30,930
L'Air Liquide SA	743	86,343
PagesJaunes Groupe SA	2,773	32,799
Safran SA	1,803	30,170
Sanofi-Aventis	2,748	207,827
Schneider Electric SA	243	26,593
Societe Generale Series A	888	62,516
Technip SA	745	50,827
Total SA Series B	4,039	250,475
Unibail-Rodamco	339	76,346
VINCI SA	1,400	77,405
Vivendi	1,574	45,350
Zodiac Aerospace	560	18,998
TOTAL FRANCE		1,808,935
Germany - 7.7%
Allianz AG (Reg.)	762	94,488
BASF AG	1,857	111,970
Bayer AG	1,938	148,366
Bilfinger Berger AG	448	33,087
Commerzbank AG (a)	2,315	21,619
Daimler AG (Reg.)	2,028	103,286
Deutsche Bank AG	764	55,848
Deutsche Boerse AG	677	56,403
Deutsche Postbank AG (a)	867	30,486
Deutsche Telekom AG (Reg.)	5,892	87,496
E.ON AG	2,232	88,269
K&S AG	975	58,730
K&S AG rights 12/10/09 (a)	975	3,264
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	638	$ 78,432
Munich Re Group (Reg.)	426	66,793
RWE AG	1,160	106,465
SAP AG	606	29,009
Siemens AG (Reg.)	2,019	199,114
Thyssenkrupp AG	460	16,762
TUI AG (a)	1,812	14,337
Volkswagen AG	97	11,942
Wacker Chemie AG	525	86,422
TOTAL GERMANY		1,502,588
Greece - 0.6%
Coca-Cola Hellenic Bottling Co. SA	1,000	22,131
Greek Organization of Football Prognostics SA	839	20,117
National Bank of Greece SA (a)	1,096	32,252
Piraeus Bank SA	1,685	24,540
Public Power Corp. of Greece (a)	710	14,327
TOTAL GREECE		113,367
Hong Kong - 1.9%
Bank of East Asia Ltd.	9,680	41,906
BOC Hong Kong Holdings Ltd.	17,000	39,002
CLP Holdings Ltd.	10,000	67,808
Esprit Holdings Ltd.	4,800	33,066
Hang Seng Bank Ltd.	1,000	14,633
Henderson Land Development Co. Ltd.	4,000	28,233
Hong Kong Electric Holdings Ltd.	3,500	19,013
Hong Kong Exchange & Clearing Ltd.	1,600	28,532
Hutchison Whampoa Ltd.	3,000	20,284
Sun Hung Kai Properties Ltd.	3,495	51,817
Wharf Holdings Ltd.	5,000	26,968
TOTAL HONG KONG		371,262
Ireland - 0.3%
CRH PLC	1,361	34,288
Kerry Group PLC Class A	680	20,156
TOTAL IRELAND		54,444
Italy - 3.2%
Assicurazioni Generali SpA	1,101	28,449
Banca Carige SpA	9,787	27,302
Enel SpA	16,890	101,054
ENI SpA	5,321	131,987
Finmeccanica SpA	2,949	48,837
Fondiaria-Sai SpA	1,771	29,329
Intesa Sanpaolo SpA	20,964	90,806
Mediobanca SpA	3,747	44,725
Mediobanca SpA warrants 3/18/11 (a)	3,569	516
Telecom Italia SpA	19,506	31,279
UniCredit SpA	20,633	70,476
Unipol Gruppo Finanziario SpA (a)	17,626	24,029
TOTAL ITALY		628,789

	Shares	Value
Japan - 19.0%
Aeon Mall Co. Ltd.	1,700	$ 30,991
Asics Corp.	5,000	44,222
Astellas Pharma, Inc.	2,200	80,794
Bank of Yokohama Ltd.	6,000	29,035
Canon, Inc.	1,500	57,323
Central Japan Railway Co.	10	72,266
Chiba Bank Ltd.	4,000	26,250
Chubu Electric Power Co., Inc.	1,900	48,525
Chuo Mitsui Trust Holdings, Inc.	9,000	31,411
Daito Trust Construction Co.	1,000	47,262
Daiwa Securities Group, Inc.	4,000	21,395
DeNA Co. Ltd.	8	43,769
East Japan Railway Co.	1,300	91,370
Eisai Co. Ltd.	1,000	36,557
Electric Power Development Co. Ltd.	900	27,871
Elpida Memory, Inc. (a)	2,700	33,079
FamilyMart Co. Ltd.	1,200	39,458
Fast Retailing Co. Ltd.	400	72,546
Fujifilm Holdings Corp.	1,400	37,959
Fukuoka Financial Group, Inc.	10,000	36,198
Hitachi Ltd.	12,000	32,557
Hokuhoku Financial Group, Inc.	9,000	20,916
Honda Motor Co. Ltd.	2,800	86,729
Inpex Corp.	6	46,631
Isetan Mitsukoshi Holdings Ltd.	1,400	11,978
Itochu Corp.	6,000	40,941
Japan Steel Works Ltd.	4,000	48,583
Japan Tobacco, Inc.	9	26,616
JFE Holdings, Inc.	900	29,427
JGC Corp.	2,000	37,363
Jupiter Telecommunications Co.	33	31,055
Kansai Electric Power Co., Inc.	1,900	47,163
Kao Corp.	2,700	66,007
KDDI Corp.	13	70,171
Kinden Corp.	4,000	35,752
Konami Corp.	1,800	29,965
Lawson, Inc.	700	34,624
Leopalace21 Corp.	4,700	17,978
Marubeni Corp.	5,000	26,262
Minebea Ltd.	9,000	44,876
Mitsubishi Corp.	3,200	71,759
Mitsubishi Motors Corp. of Japan (a)(d)	33,000	44,608
Mitsubishi UFJ Financial Group, Inc.	21,700	119,500
Mitsui & Co. Ltd.	4,000	52,668
Mitsui Engineering & Shipbuilding Co.	16,000	39,156
Mitsui O.S.K. Lines Ltd.	4,000	22,231
Mizuho Financial Group, Inc.	20,000	37,094
Nidec Corp.	300	26,146
Nintendo Co. Ltd.	250	61,135
Nippon Electric Glass Co. Ltd.	3,000	35,637
Nippon Telegraph & Telephone Corp.	400	17,212
Nitori Co. Ltd.	550	45,837
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Real Estate Holdings, Inc.	1,500	$ 23,130
NTT Data Corp.	11	31,134
NTT DoCoMo, Inc.	28	42,325
Oji Paper Co. Ltd.	11,000	46,655
ORIX Corp.	380	26,192
Osaka Gas Co. Ltd.	13,000	47,242
Panasonic Corp.	2,000	25,527
Sankyo Co. Ltd. (Gunma)	900	50,444
Seiko Epson Corp.	2,300	35,574
Shin-Etsu Chemical Co., Ltd.	900	48,761
Sompo Japan Insurance, Inc.	3,000	18,669
Sony Corp.	2,000	53,433
Sumitomo Corp.	4,300	42,117
Sumitomo Heavy Industries Ltd.	4,000	17,815
Sumitomo Mitsui Financial Group, Inc.	1,500	49,027
Sumitomo Realty & Development Co. Ltd.	4,000	68,626
Sumitomo Trust & Banking Co. Ltd.	7,000	37,187
Suzuki Motor Corp.	2,800	66,128
Takeda Pharmaceutical Co. Ltd.	2,000	83,034
Tokio Marine Holdings, Inc.	800	22,846
Tokuyama Corp.	6,000	34,460
Tokyo Electric Power Co.	2,000	53,846
Tokyo Gas Co., Ltd.	11,000	45,157
Tokyu Land Corp.	6,000	21,212
Toshiba Corp.	7,000	36,886
Toyo Suisan Kaisha Ltd.	1,500	40,785
Toyoda Gosei Co. Ltd.	2,300	62,818
Toyota Motor Corp.	5,500	216,391
Yamada Denki Co. Ltd.	520	31,042
Yamato Kogyo Co. Ltd.	900	27,999
Yamazaki Baking Co. Ltd.	4,000	49,312
TOTAL JAPAN		3,722,632
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	943	36,741
SES SA FDR (France) unit	2,688	57,167
TOTAL LUXEMBOURG		93,908
Netherlands - 2.4%
Akzo Nobel NV	372	23,586
European Aeronautic Defence and Space Co. EADS NV	1,712	30,626
ING Groep NV:
rights 12/15/09 (a)	3,530	8,745
(Certificaten Van Aandelen) unit (a)	3,530	33,535
Koninklijke Ahold NV	6,306	85,012
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	1,550	61,589
Koninklijke KPN NV	2,705	48,004
Koninklijke Philips Electronics NV	1,750	47,905

	Shares	Value
Reed Elsevier NV	2,452	$ 28,535
Unilever NV (Certificaten Van Aandelen) unit	3,540	108,452
TOTAL NETHERLANDS		475,989
New Zealand - 0.1%
Sky City Entertainment Group Ltd.	7,695	18,847
Norway - 0.6%
DnB NOR ASA (a)	4,700	52,829
DnB NOR ASA rights 12/10/09 (a)	1,044	2,943
StatoilHydro ASA	2,800	68,569
TOTAL NORWAY		124,341
Portugal - 0.4%
Banco Espirito Santo SA (Reg.)	6,552	45,841
Portugal Telecom SGPS SA (Reg.)	2,076	25,094
TOTAL PORTUGAL		70,935
Singapore - 1.3%
ComfortDelgro Corp. Ltd.	20,000	21,387
Keppel Corp. Ltd.	7,000	40,968
SembCorp Industries Ltd.	22,000	58,815
SembCorp Marine Ltd.	23,000	58,165
Singapore Telecommunications Ltd.	11,000	23,288
Wilmar International Ltd.	12,000	54,624
TOTAL SINGAPORE		257,247
Spain - 4.6%
Banco Bilbao Vizcaya Argentaria SA	7,605	143,856
Banco Santander SA	16,253	279,759
EDP Renovaveis SA (a)	60	589
Iberdrola SA	7,140	67,750
Mapfre SA:
rights 12/1/09 (a)	8,200	123
(Reg.)	8,200	36,196
Repsol YPF SA	2,174	59,832
Telefonica SA	9,273	266,547
Vallehermoso SA	3,572	49,286
TOTAL SPAIN		903,938
Sweden - 2.4%
Alfa Laval AB	672	8,958
H&M Hennes & Mauritz AB (B Shares)	925	54,697
Nordea Bank AB	5,780	59,935
Skandinaviska Enskilda Banken AB (A Shares) (a)	8,640	56,072
SSAB Svenskt Stal AB (A Shares)	2,220	35,724
Svenska Handelsbanken AB (A Shares)	2,531	72,563
Swedish Match Co.	1,570	33,776
TELE2 AB (B Shares)	4,345	66,554
Telefonaktiebolaget LM Ericsson (B Shares)	9,061	87,976
TOTAL SWEDEN		476,255
Common Stocks - continued
	Shares	Value
Switzerland - 7.6%
ABB Ltd. (Reg.)	4,611	$ 84,454
Credit Suisse Group (Reg.)	2,031	105,876
Geberit AG (Reg.)	481	82,928
Nestle SA (Reg.)	7,683	363,113
Novartis AG (Reg.)	3,349	186,042
Pargesa Holding SA	537	44,527
Roche Holding AG (participation certificate)	1,314	214,902
Sonova Holding AG	448	53,202
Straumann Holding AG	132	32,350
Sulzer AG (Reg.)	748	59,566
Swiss Reinsurance Co. (Reg.)	807	38,374
Syngenta AG (Switzerland)	298	79,374
UBS AG (For. Reg.) (a)	4,473	69,897
Zurich Financial Services AG (Reg.)	368	79,271
TOTAL SWITZERLAND		1,493,876
United Kingdom - 19.0%
Anglo American PLC (United Kingdom) (a)	2,509	107,434
Antofagasta PLC	2,483	36,781
AstraZeneca PLC:
(United Kingdom)	429	19,232
sponsored ADR	3,360	150,629
Aviva PLC	5,824	35,486
BAE Systems PLC	12,002	64,778
Barclays PLC	15,399	75,250
BG Group PLC	6,748	122,438
BHP Billiton PLC	3,484	106,457
BP PLC	38,171	362,418
British American Tobacco PLC (United Kingdom)	4,436	135,065
British Land Co. PLC	4,823	35,337
Cable & Wireless PLC	14,975	34,955
Capita Group PLC	3,727	43,652
Centrica PLC	11,849	49,626
Compass Group PLC	11,730	83,127
Diageo PLC	1,146	19,349
GlaxoSmithKline PLC	479	9,917
GlaxoSmithKline PLC sponsored ADR	5,929	245,876
HSBC Holdings PLC:
(United Kingdom) (Reg.)	19,800	231,914
sponsored ADR (d)	1,956	115,424
Imperial Tobacco Group PLC	1,420	41,299
Land Securities Group PLC	3,006	32,562
Legal & General Group PLC	27,032	34,396
Lloyds TSB Group PLC	48,188	43,717
Lloyds TSB Group PLC rights 12/11/09 (a)	64,571	18,854
LogicaCMG PLC	28,630	55,291
National Grid PLC	5,403	58,705
Next PLC	1,809	58,802
Pearson PLC	2,105	28,706

	Shares	Value
Reckitt Benckiser Group PLC	1,451	$ 73,994
Reed Elsevier PLC	7,505	56,124
Rio Tinto PLC (Reg.)	3,101	157,929
Royal Bank of Scotland Group PLC (a)	31,851	17,385
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,752	229,600
Class B	5,262	150,991
Serco Group PLC	5,541	47,170
Stagecoach Group PLC	12,557	29,828
Standard Chartered PLC (United Kingdom)	3,498	85,392
Tesco PLC	6,450	44,881
Tomkins PLC	10,511	29,723
Unilever PLC	4,002	117,710
Vodafone Group PLC	105,696	238,428
TOTAL UNITED KINGDOM		3,736,632
TOTAL COMMON STOCKS (Cost $17,702,484)		18,167,098
Government Obligations - 0.9%
Principal Amount
United States of America - 0.9%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.52% 12/17/09 to 5/20/10 (e) (Cost $189,561)	$ 190,000	189,922
Money Market Funds - 5.6%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b)	994,324	994,324
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(f)	103,250	103,250
TOTAL MONEY MARKET FUNDS (Cost $1,097,574)		1,097,574
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $18,989,619)	19,454,594
NET OTHER ASSETS - 0.9%	166,918
NET ASSETS - 100%	$ 19,621,512
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CME E-mini MSCI EAFE Index Contracts	Dec. 2009	$ 1,483,900	$ (17,406)
The face value of futures purchased as a percentage of net assets - 7.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,922.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 137
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 3,736,632	$ 2,218,429	$ 1,518,203	$ -
Japan	3,722,632	-	3,722,632	-
France	1,808,935	1,201,143	607,792	-
Germany	1,502,588	933,347	569,241	-
Australia	1,500,165	1,236,694	263,471	-
Switzerland	1,493,876	1,052,687	441,189	-
Spain	903,938	153,944	749,994	-
Italy	628,789	465,523	163,266	-
Sweden	476,255	388,279	87,976	-
Other	2,393,288	2,167,052	226,236	-
Government Obligations	189,922	-	189,922	-
Money Market Funds	1,097,574	1,097,574	-	-
Total Investments in Securities:	$ 19,454,594	$ 10,914,672	$ 8,539,922	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,406)	$ (17,406)	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $19,026,471. Net unrealized appreciation aggregated $428,123, of which $2,787,871 related to appreciated investment securities and $2,359,748 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value
Enhanced Index Fund

November 30, 2009

1.859524.102

VEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.5%
Autoliv, Inc. (d)	5,642	$ 229,122
TRW Automotive Holdings Corp. (a)(d)	4,888	106,363
		335,485
Automobiles - 0.5%
Ford Motor Co. (a)	34,066	302,847
Diversified Consumer Services - 0.4%
Corinthian Colleges, Inc. (a)(d)	16,559	245,404
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit (d)	837	26,809
McDonald's Corp.	1,073	67,867
MGM Mirage, Inc. (a)(d)	8,580	90,691
The Cheesecake Factory, Inc. (a)(d)	4,926	92,757
		278,124
Household Durables - 1.2%
Garmin Ltd.	252	7,530
Jarden Corp. (d)	8,217	225,557
Leggett & Platt, Inc.	12,889	250,820
Newell Rubbermaid, Inc.	9,696	140,689
Tempur-Pedic International, Inc. (a)(d)	7,435	160,224
		784,820
Internet & Catalog Retail - 0.0%
Liberty Media Corp. Interactive Series A (a)	887	9,438
Media - 4.2%
CBS Corp. Class B	13,699	175,484
Comcast Corp. Class A	35,177	516,047
Gannett Co., Inc.	19,934	197,147
John Wiley & Sons, Inc. Class A (d)	4,790	179,386
Liberty Global, Inc. Class A (a)(d)	2,032	39,197
News Corp. Class A	12,201	139,823
The Walt Disney Co. (d)	17,255	521,446
Time Warner Cable, Inc. (d)	3,557	149,003
Time Warner, Inc.	15,935	489,523
Viacom, Inc. Class B (non-vtg.) (a)	12,619	374,027
		2,781,083
Multiline Retail - 0.6%
Macy's, Inc.	24,463	398,992
Specialty Retail - 1.9%
Gap, Inc.	4,302	92,149
Home Depot, Inc.	21,011	574,861
Lowe's Companies, Inc.	4,440	96,836
RadioShack Corp.	10,084	190,184
Rent-A-Center, Inc. (a)(d)	10,475	185,303
Sally Beauty Holdings, Inc. (a)(d)	23,231	162,152
		1,301,485

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc. (a)(d)	3,935	$ 85,586
TOTAL CONSUMER DISCRETIONARY		6,523,264
CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	12,941	254,291
The Coca-Cola Co.	4,726	270,327
		524,618
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	8,057	249,848
SUPERVALU, Inc.	8,019	110,903
		360,751
Food Products - 1.9%
Archer Daniels Midland Co.	13,891	427,982
ConAgra Foods, Inc. (d)	2,432	53,966
General Mills, Inc.	2,902	197,336
Kraft Foods, Inc. Class A (d)	21,545	572,666
		1,251,950
Household Products - 1.6%
Kimberly-Clark Corp.	4,192	276,546
Procter & Gamble Co.	12,503	779,562
		1,056,108
Personal Products - 0.1%
Herbalife Ltd.	766	32,126
Tobacco - 0.3%
Reynolds American, Inc.	4,179	208,783
TOTAL CONSUMER STAPLES		3,434,336
ENERGY - 18.5%
Energy Equipment & Services - 3.0%
Cal Dive International, Inc. (a)(d)	16,441	119,362
Cameron International Corp. (a)	6,760	255,528
FMC Technologies, Inc. (a)(d)	1,500	81,705
Halliburton Co.	6,972	204,698
National Oilwell Varco, Inc.	9,074	390,363
Oil States International, Inc. (a)(d)	10,120	363,004
Schlumberger Ltd.	9,388	599,799
		2,014,459
Oil, Gas & Consumable Fuels - 15.5%
Anadarko Petroleum Corp.	7,252	431,712
Apache Corp. (d)	4,939	470,588
Berry Petroleum Co. Class A (d)	6,000	163,980
Chesapeake Energy Corp.	1,846	44,156
Chevron Corp.	22,996	1,794,608
ConocoPhillips	18,341	949,514
Devon Energy Corp.	6,356	428,077
Encore Acquisition Co. (a)(d)	9,223	415,219
EOG Resources, Inc. (d)	1,400	121,086
Exxon Mobil Corp.	44,639	3,351,048
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	551	$ 31,936
Marathon Oil Corp.	3,831	124,967
Newfield Exploration Co. (a)	307	12,980
Occidental Petroleum Corp.	11,618	938,618
Southern Union Co.	8,800	182,336
Spectra Energy Corp.	18,290	355,009
World Fuel Services Corp. (d)	4,775	253,935
XTO Energy, Inc.	6,172	261,940
		10,331,709
TOTAL ENERGY		12,346,168
FINANCIALS - 24.6%
Capital Markets - 4.5%
Bank of New York Mellon Corp.	8,194	218,288
Federated Investors, Inc. Class B (non-vtg.) (d)	9,911	255,506
Franklin Resources, Inc. (d)	2,510	271,155
Goldman Sachs Group, Inc.	7,649	1,297,729
Invesco Ltd.	11,700	260,325
Morgan Stanley (d)	10,835	342,169
Raymond James Financial, Inc.	11,587	281,448
State Street Corp. (d)	1,349	55,714
		2,982,334
Commercial Banks - 5.5%
BB&T Corp.	4,534	112,897
International Bancshares Corp. (d)	10,064	168,773
M&T Bank Corp. (d)	1,300	85,254
PNC Financial Services Group, Inc.	12,085	688,966
Prosperity Bancshares, Inc. (d)	8,765	349,110
U.S. Bancorp, Delaware	28,386	684,954
Wells Fargo & Co. (d)	56,905	1,595,616
		3,685,570
Consumer Finance - 1.6%
American Express Co.	11,402	476,946
Capital One Financial Corp. (d)	4,262	163,490
Discover Financial Services	27,174	420,110
		1,060,546
Diversified Financial Services - 6.7%
Bank of America Corp.	100,258	1,589,089
Citigroup, Inc.	153,025	628,933
CME Group, Inc.	408	133,918
JPMorgan Chase & Co.	49,605	2,107,716
		4,459,656
Insurance - 4.8%
ACE Ltd.	2,868	139,700
AFLAC, Inc.	2,293	105,547
Allstate Corp.	4,033	114,578
American Financial Group, Inc.	11,408	276,758
Aspen Insurance Holdings Ltd.	2,969	76,927

	Shares	Value
Axis Capital Holdings Ltd. (d)	9,641	$ 269,852
Delphi Financial Group, Inc. Class A	8,598	187,952
MetLife, Inc. (d)	6,799	232,458
PartnerRe Ltd.	4,450	342,828
Prudential Financial, Inc.	660	32,901
Reinsurance Group of America, Inc.	8,193	380,975
The Chubb Corp. (d)	3,784	189,730
The Travelers Companies, Inc.	5,982	313,397
Transatlantic Holdings, Inc.	3,621	195,679
Unitrin, Inc.	4,020	89,686
Unum Group (d)	13,459	256,259
		3,205,227
Real Estate Investment Trusts - 1.3%
Annaly Capital Management, Inc. (d)	24,362	448,504
HCP, Inc. (d)	2,435	76,216
HRPT Properties Trust (SBI) (d)	43,333	266,065
Public Storage	981	78,068
		868,853
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc. (d)	8,686	115,437
TOTAL FINANCIALS		16,377,623
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 0.7%
American Medical Systems Holdings, Inc. (a)(d)	4,218	74,110
Boston Scientific Corp. (a)(d)	6,615	55,368
CareFusion Corp. (a)(d)	9,538	246,367
Kinetic Concepts, Inc. (a)(d)	2,500	84,275
		460,120
Health Care Providers & Services - 2.0%
Cardinal Health, Inc. (d)	12,800	412,544
Health Management Associates, Inc. Class A (a)	547	3,353
Lincare Holdings, Inc. (a)(d)	3,812	135,402
UnitedHealth Group, Inc.	16,074	460,842
WellPoint, Inc. (a)	5,952	321,587
		1,333,728
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)(d)	3,200	151,136
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	8,300	210,073
Eli Lilly & Co.	6,056	222,437
Forest Laboratories, Inc. (a)(d)	6,686	204,993
Johnson & Johnson	10,160	638,454
Merck & Co., Inc.	16,357	592,287
Pfizer, Inc.	105,798	1,922,350
Watson Pharmaceuticals, Inc. (a)(d)	1,970	73,067
		3,863,661
TOTAL HEALTH CARE		5,808,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.2%
General Dynamics Corp.	4,475	$ 294,903
ITT Corp.	6,300	325,836
L-3 Communications Holdings, Inc. (d)	2,827	221,552
Northrop Grumman Corp.	2,988	163,742
Raytheon Co. (d)	5,187	267,286
The Boeing Co.	4,284	224,524
		1,497,843
Air Freight & Logistics - 0.3%
FedEx Corp.	2,732	230,717
Airlines - 0.2%
SkyWest, Inc.	9,195	135,258
Building Products - 0.1%
Masco Corp. (d)	3,074	41,745
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. (d)	9,877	203,269
Construction & Engineering - 0.2%
EMCOR Group, Inc. (a)(d)	6,480	154,224
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	4,475	191,038
EnerSys (a)(d)	7,000	159,320
Hubbell, Inc. Class B (d)	1,430	64,936
Thomas & Betts Corp. (a)(d)	9,615	350,948
		766,242
Industrial Conglomerates - 3.9%
Carlisle Companies, Inc.	6,600	211,926
General Electric Co.	139,213	2,230,192
Tyco International Ltd.	4,901	175,799
		2,617,917
Machinery - 1.0%
Caterpillar, Inc. (d)	4,000	233,560
Dover Corp.	4,966	203,010
Illinois Tool Works, Inc. (d)	4,115	200,154
		636,724
Professional Services - 0.2%
Watson Wyatt Worldwide, Inc. Class A	3,666	151,552
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	778	76,477
CSX Corp.	9,289	441,042
Norfolk Southern Corp. (d)	2,356	121,098
Ryder System, Inc. (d)	2,546	103,215
Union Pacific Corp.	549	34,730
		776,562
TOTAL INDUSTRIALS		7,212,053

	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.4%
Cisco Systems, Inc. (a)	7,297	$ 170,750
Motorola, Inc.	15,459	123,827
		294,577
Computers & Peripherals - 1.3%
EMC Corp. (a)	19,858	334,210
Hewlett-Packard Co.	7,369	361,523
International Business Machines Corp.	1,041	131,530
Western Digital Corp. (a)(d)	1,693	62,370
		889,633
Electronic Equipment & Components - 1.2%
SYNNEX Corp. (a)(d)	7,767	219,884
Tech Data Corp. (a)	6,506	273,968
Vishay Intertechnology, Inc. (a)(d)	38,587	279,756
		773,608
Internet Software & Services - 0.3%
eBay, Inc. (a)(d)	7,100	173,737
IT Services - 0.6%
Broadridge Financial Solutions, Inc.	390	8,572
Computer Sciences Corp. (a)(d)	4,215	233,132
Wright Express Corp. (a)(d)	6,240	182,021
		423,725
Office Electronics - 0.3%
Xerox Corp. (d)	28,273	217,702
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc. (d)	4,022	49,511
Intel Corp.	27,945	536,544
Intersil Corp. Class A (d)	11,569	149,471
Marvell Technology Group Ltd. (a)(d)	11,578	178,533
Skyworks Solutions, Inc. (a)(d)	9,086	111,849
Texas Instruments, Inc.	11,163	282,312
		1,308,220
TOTAL INFORMATION TECHNOLOGY		4,081,202
MATERIALS - 4.2%
Chemicals - 1.2%
Cabot Corp.	7,997	183,371
Dow Chemical Co.	6,667	185,209
E.I. du Pont de Nemours & Co.	4,246	146,827
Lubrizol Corp. (d)	1,800	130,536
OM Group, Inc. (a)(d)	4,795	146,871
		792,814
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	3,900	98,163
Rock-Tenn Co. Class A	2,989	135,013
		233,176
Metals & Mining - 1.2%
Cliffs Natural Resources, Inc.	6,433	283,438
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	4,522	$ 374,422
Walter Energy, Inc.	2,500	171,500
		829,360
Paper & Forest Products - 1.5%
Domtar Corp. (a)	8,316	469,189
International Paper Co.	19,936	507,371
		976,560
TOTAL MATERIALS		2,831,910
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	84,996	2,289,792
CenturyTel, Inc.	4,233	150,652
Verizon Communications, Inc.	29,868	939,647
		3,380,091
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)(d)	65,485	242,949
Syniverse Holdings, Inc. (a)(d)	8,943	141,836
		384,785
TOTAL TELECOMMUNICATION SERVICES		3,764,876
UTILITIES - 5.6%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	3,870	124,575
DPL, Inc. (d)	7,633	205,022
Duke Energy Corp. (d)	5,680	94,742
Edison International (d)	1,983	67,521
Exelon Corp. (d)	7,864	378,888
FirstEnergy Corp. (d)	2,100	90,468
FPL Group, Inc.	1,457	75,720
Progress Energy, Inc. (d)	2,943	115,042
Southern Co.	3,584	115,011
		1,266,989
Gas Utilities - 0.3%
Energen Corp.	4,030	175,305
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	10,615	337,769
Mirant Corp. (a)(d)	7,431	105,817
NRG Energy, Inc. (a)	9,030	216,178
		659,764
Multi-Utilities - 2.4%
CMS Energy Corp. (d)	10,729	152,781
Dominion Resources, Inc.	10,907	396,797
DTE Energy Co. (d)	10,505	421,356
NiSource, Inc.	3,148	44,859
PG&E Corp. (d)	3,177	134,514

	Shares	Value
Public Service Enterprise Group, Inc.	3,800	$ 119,168
Sempra Energy (d)	6,651	353,434
		1,622,909
TOTAL UTILITIES		3,724,967
TOTAL COMMON STOCKS (Cost $63,728,965)		66,105,044
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.45% 12/17/09 to 5/6/10 (e) (Cost $169,770)	$ 170,000	169,971
Money Market Funds - 26.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b)	333,352	333,352
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(f)	17,190,536	17,190,536
TOTAL MONEY MARKET FUNDS (Cost $17,523,888)		17,523,888
TOTAL INVESTMENT PORTFOLIO - 125.6% (Cost $81,422,623)	83,798,903
NET OTHER ASSETS - (25.6)%	(17,086,734)
NET ASSETS - 100%	$ 66,712,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 602,140	$ 11,343

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $169,971.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 89,534
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,523,264	$ 6,523,264	$ -	$ -
Consumer Staples	3,434,336	3,434,336	-	-
Energy	12,346,168	12,346,168	-	-
Financials	16,377,623	16,377,623	-	-
Health Care	5,808,645	5,808,645	-	-
Industrials	7,212,053	7,212,053	-	-
Information Technology	4,081,202	4,081,202	-	-
Materials	2,831,910	2,831,910	-	-
Telecommunication Services	3,764,876	3,764,876	-	-
Utilities	3,724,967	3,724,967	-	-
U.S. Government and Government Agency Obligations	169,971	-	169,971	-
Money Market Funds	17,523,888	17,523,888	-	-
Total Investments in Securities:	$ 83,798,903	$ 83,628,932	$ 169,971	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,343	$ 11,343	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $81,470,131. Net unrealized appreciation aggregated $2,328,772, of which $8,782,885 related to appreciated investment securities and $6,454,113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth
Enhanced Index Fund

November 30, 2009

1.859523.102

GEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.4%
Autoliv, Inc. (c)	1,209	$ 49,097
TRW Automotive Holdings Corp. (a)(c)	7,000	152,320
		201,417
Automobiles - 0.3%
Ford Motor Co. (a)	8,000	71,120
Thor Industries, Inc. (c)	2,000	56,900
		128,020
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000	57,070
Corinthian Colleges, Inc. (a)(c)	3,500	51,870
H&R Block, Inc. (c)	7,600	154,280
ITT Educational Services, Inc. (a)(c)	1,000	90,980
Service Corp. International (c)	6,500	50,180
Weight Watchers International, Inc. (c)	1,673	46,309
		450,689
Hotels, Restaurants & Leisure - 2.1%
Choice Hotels International, Inc. (c)	2,100	65,835
McDonald's Corp.	9,600	607,200
Panera Bread Co. Class A (a)(c)	1,100	69,256
Starbucks Corp. (a)(c)	2,500	54,750
WMS Industries, Inc. (a)(c)	1,700	66,096
Yum! Brands, Inc. (c)	2,500	88,175
		951,312
Household Durables - 0.3%
NVR, Inc. (a)(c)	130	87,510
Tupperware Brands Corp.	1,400	65,170
		152,680
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	1,700	231,047
Media - 1.1%
Comcast Corp. Class A	8,000	117,360
McGraw-Hill Companies, Inc. (c)	3,120	93,475
Omnicom Group, Inc. (c)	3,941	144,714
The Walt Disney Co. (c)	3,000	90,660
Viacom, Inc. Class B (non-vtg.) (a)	1,690	50,092
		496,301
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	1,400	68,558
Kohl's Corp. (a)	1,200	63,768
Macy's, Inc.	7,000	114,170
Nordstrom, Inc.	3,000	100,350
Target Corp.	4,563	212,453
		559,299
Specialty Retail - 2.5%
Advance Auto Parts, Inc. (c)	2,000	78,600
Aeropostale, Inc. (a)(c)	2,000	63,000
AutoZone, Inc. (a)(c)	750	110,903
Best Buy Co., Inc. (c)	3,200	137,056

	Shares	Value
Gap, Inc.	6,500	$ 139,230
Guess?, Inc. (c)	2,100	77,805
PetSmart, Inc. (c)	4,600	118,404
Ross Stores, Inc.	3,200	140,736
Signet Jewelers Ltd.	2,500	64,625
TJX Companies, Inc. (c)	6,000	230,280
		1,160,639
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	5,050	175,488
NIKE, Inc. Class B	1,700	110,313
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	2,600	57,408
		343,209
TOTAL CONSUMER DISCRETIONARY		4,674,613
CONSUMER STAPLES - 15.4%
Beverages - 4.0%
Coca-Cola Enterprises, Inc.	7,500	147,375
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	5,200	88,972
Hansen Natural Corp. (a)	1,600	55,952
Pepsi Bottling Group, Inc.	3,780	143,451
PepsiCo, Inc.	10,600	659,532
The Coca-Cola Co.	13,400	766,480
		1,861,762
Food & Staples Retailing - 3.6%
Costco Wholesale Corp. (c)	2,400	143,784
CVS Caremark Corp.	3,000	93,030
Safeway, Inc. (c)	1,950	43,875
Sysco Corp. (c)	500	13,520
Wal-Mart Stores, Inc.	18,000	981,900
Walgreen Co. (c)	9,700	377,233
		1,653,342
Food Products - 1.2%
Archer Daniels Midland Co.	6,300	194,103
Dean Foods Co. (a)(c)	6,500	103,350
General Mills, Inc.	2,000	136,000
Lancaster Colony Corp.	2,200	104,984
		538,437
Household Products - 3.7%
Church & Dwight Co., Inc. (c)	2,500	147,600
Colgate-Palmolive Co.	5,100	429,369
Kimberly-Clark Corp.	4,000	263,880
Procter & Gamble Co. (c)	14,100	879,135
		1,719,984
Personal Products - 0.1%
Herbalife Ltd.	1,000	41,940
Tobacco - 2.8%
Altria Group, Inc.	13,200	248,292
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	2,500	$ 194,775
Philip Morris International, Inc.	17,800	856,002
		1,299,069
TOTAL CONSUMER STAPLES		7,114,534
ENERGY - 4.9%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	3,010	113,778
Diamond Offshore Drilling, Inc. (c)	1,000	99,540
Dresser-Rand Group, Inc. (a)(c)	2,500	70,200
National Oilwell Varco, Inc.	2,500	107,550
Noble Corp.	1,700	70,227
Schlumberger Ltd.	6,000	383,340
Tidewater, Inc.	1,000	44,950
		889,585
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc. (a)(c)	2,500	92,500
Anadarko Petroleum Corp.	1,400	83,342
Apache Corp. (c)	600	57,168
Chevron Corp.	470	36,679
Concho Resources, Inc. (a)(c)	1,800	73,584
Exxon Mobil Corp.	10,000	750,700
Occidental Petroleum Corp.	1,500	121,185
Peabody Energy Corp. (c)	3,500	155,610
		1,370,768
TOTAL ENERGY		2,260,353
FINANCIALS - 5.1%
Capital Markets - 1.9%
Charles Schwab Corp.	2,300	42,159
Eaton Vance Corp. (non-vtg.) (c)	4,000	120,560
Federated Investors, Inc. Class B (non-vtg.) (c)	4,600	118,588
Franklin Resources, Inc. (c)	1,700	183,651
GAMCO Investors, Inc. Class A	1,900	87,267
Knight Capital Group, Inc. Class A (a)(c)	2,800	40,992
Raymond James Financial, Inc.	2,000	48,580
State Street Corp. (c)	3,600	148,680
TD Ameritrade Holding Corp. (a)(c)	5,000	98,200
		888,677
Commercial Banks - 0.3%
Prosperity Bancshares, Inc. (c)	2,000	79,660
Wells Fargo & Co. (c)	2,500	70,100
		149,760
Consumer Finance - 0.4%
American Express Co.	4,700	196,601

	Shares	Value
Diversified Financial Services - 0.5%
CME Group, Inc.	340	$ 111,598
The NASDAQ Stock Market, Inc. (a)	5,000	93,400
		204,998
Insurance - 1.1%
AFLAC, Inc.	3,400	156,502
American Financial Group, Inc. (c)	3,000	72,780
Reinsurance Group of America, Inc.	2,300	106,950
The Chubb Corp. (c)	1,265	63,427
The Travelers Companies, Inc.	2,060	107,923
		507,582
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc. (c)	6,000	110,460
Public Storage	1,900	151,202
		261,662
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc. (c)	8,900	118,281
TOTAL FINANCIALS		2,327,561
HEALTH CARE - 15.2%
Biotechnology - 2.7%
Amgen, Inc. (a)	9,700	546,595
Biogen Idec, Inc. (a)	2,800	131,432
Celgene Corp. (a)(c)	2,200	121,990
Gilead Sciences, Inc. (a)	9,300	428,265
		1,228,282
Health Care Equipment & Supplies - 2.8%
American Medical Systems Holdings, Inc. (a)(c)	5,000	87,850
Baxter International, Inc.	5,400	294,570
Becton, Dickinson & Co.	2,300	172,040
Edwards Lifesciences Corp. (a)(c)	1,375	113,135
Kinetic Concepts, Inc. (a)(c)	3,500	117,985
Medtronic, Inc. (c)	10,000	424,400
Stryker Corp.	1,500	75,600
		1,285,580
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	7,400	182,706
Express Scripts, Inc. (a)	3,050	261,690
Henry Schein, Inc. (a)(c)	2,000	99,320
Laboratory Corp. of America Holdings (a)(c)	2,100	153,216
Medco Health Solutions, Inc. (a)(c)	5,800	366,328
MEDNAX, Inc. (a)	1,250	70,263
UnitedHealth Group, Inc.	3,500	100,345
WellPoint, Inc. (a)	2,450	132,374
		1,366,242
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A (a)(c)	750	72,518
Life Technologies Corp. (a)	3,280	163,278
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Mettler-Toledo International, Inc. (a)(c)	1,300	$ 129,324
Waters Corp. (a)(c)	2,600	152,828
		517,948
Pharmaceuticals - 5.6%
Abbott Laboratories	12,700	692,023
Bristol-Myers Squibb Co.	6,221	157,454
Eli Lilly & Co.	810	29,751
Johnson & Johnson	18,800	1,181,392
Merck & Co., Inc.	7,660	277,369
Mylan, Inc. (a)(c)	4,500	80,415
Perrigo Co.	2,500	100,350
Pfizer, Inc.	4,056	73,698
		2,592,452
TOTAL HEALTH CARE		6,990,504
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.8%
Cubic Corp.	1,500	52,230
DynCorp International, Inc. Class A (a)	1,900	26,562
General Dynamics Corp.	1,250	82,375
Honeywell International, Inc.	3,250	125,028
L-3 Communications Holdings, Inc. (c)	1,700	133,229
Lockheed Martin Corp.	2,514	194,156
Northrop Grumman Corp.	1,600	87,680
Raytheon Co. (c)	2,310	119,034
United Technologies Corp. (c)	7,200	484,128
		1,304,422
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	2,900	161,646
United Parcel Service, Inc. Class B (c)	6,400	367,808
		529,454
Airlines - 0.1%
Copa Holdings SA Class A	750	37,373
Building Products - 0.2%
Masco Corp. (c)	7,700	104,566
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co. (c)	3,750	77,175
Waste Management, Inc.	3,200	105,088
		182,263
Construction & Engineering - 0.5%
EMCOR Group, Inc. (a)(c)	4,365	103,887
Foster Wheeler AG (a)	2,000	59,680
Shaw Group, Inc. (a)(c)	1,900	54,207
		217,774
Electrical Equipment - 1.1%
Brady Corp. Class A (c)	2,000	59,360
Cooper Industries PLC Class A	2,100	89,649

	Shares	Value
Emerson Electric Co.	5,000	$ 207,050
Hubbell, Inc. Class B (c)	1,500	68,115
Thomas & Betts Corp. (a)(c)	2,000	73,000
		497,174
Industrial Conglomerates - 1.3%
3M Co.	6,290	487,098
McDermott International, Inc. (a)	1,800	37,692
Tyco International Ltd.	2,400	86,088
		610,878
Machinery - 2.1%
Bucyrus International, Inc. Class A	2,400	124,296
Danaher Corp. (c)	2,200	156,024
Dover Corp.	2,700	110,376
Flowserve Corp. (c)	1,550	154,163
Gardner Denver, Inc. (c)	1,700	63,631
Illinois Tool Works, Inc. (c)	2,765	134,490
Joy Global, Inc.	2,000	107,080
Oshkosh Co.	2,500	99,325
		949,385
Professional Services - 0.2%
FTI Consulting, Inc. (a)(c)	1,500	69,390
Road & Rail - 0.4%
CSX Corp.	2,800	132,944
Union Pacific Corp.	740	46,812
		179,756
TOTAL INDUSTRIALS		4,682,435
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 4.2%
3Com Corp. (a)(c)	8,000	58,960
Cisco Systems, Inc. (a)(c)	47,500	1,111,500
Harris Corp.	3,000	131,700
QUALCOMM, Inc.	14,500	652,500
		1,954,660
Computers & Peripherals - 9.2%
Apple, Inc. (a)	7,000	1,399,370
Dell, Inc. (a)(c)	14,500	204,740
EMC Corp. (a)	9,010	151,638
Hewlett-Packard Co.	16,000	784,960
International Business Machines Corp.	11,100	1,402,485
Lexmark International, Inc. Class A (a)(c)	1,500	37,755
NetApp, Inc. (a)(c)	4,080	125,746
Teradata Corp. (a)(c)	4,060	118,958
		4,225,652
Electronic Equipment & Components - 0.9%
Benchmark Electronics, Inc. (a)(c)	4,700	84,741
Corning, Inc. (c)	9,200	153,456
Tech Data Corp. (a)	2,900	122,119
Vishay Intertechnology, Inc. (a)(c)	10,000	72,500
		432,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)(c)	3,500	$ 84,000
eBay, Inc. (a)(c)	8,000	195,760
Google, Inc. Class A (a)	2,000	1,166,000
Sohu.com, Inc. (a)	1,730	96,465
Yahoo!, Inc. (a)	5,500	82,335
		1,624,560
IT Services - 2.7%
Automatic Data Processing, Inc.	1,750	76,038
Cognizant Technology Solutions Corp. Class A (a)	4,000	175,720
Fidelity National Information Services, Inc.	2,750	62,150
Fiserv, Inc. (a)(c)	2,900	134,096
Lender Processing Services, Inc.	3,500	146,230
MasterCard, Inc. Class A (c)	500	120,430
The Western Union Co.	8,620	159,039
Visa, Inc. Class A	4,250	344,250
		1,217,953
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(c)	6,610	36,686
Cree, Inc. (a)(c)	3,000	143,490
Intel Corp.	29,000	556,800
Linear Technology Corp. (c)	4,000	107,880
Marvell Technology Group Ltd. (a)	10,600	163,452
Microchip Technology, Inc.	3,500	91,875
National Semiconductor Corp. (c)	7,900	115,340
Skyworks Solutions, Inc. (a)(c)	6,750	83,093
Tessera Technologies, Inc. (a)	4,000	94,680
Texas Instruments, Inc.	14,400	364,176
Xilinx, Inc. (c)	5,000	113,200
		1,870,672
Software - 7.0%
Adobe Systems, Inc. (a)(c)	6,450	226,266
BMC Software, Inc. (a)(c)	3,250	125,873
CA, Inc. (c)	5,000	110,500
McAfee, Inc. (a)(c)	3,400	129,710
MICROS Systems, Inc. (a)(c)	3,000	84,180
Microsoft Corp.	59,500	1,749,886
Oracle Corp. (c)	28,808	636,081
Red Hat, Inc. (a)(c)	2,000	53,400
Salesforce.com, Inc. (a)(c)	1,000	62,680
Sybase, Inc. (a)(c)	1,500	60,360
		3,238,936
TOTAL INFORMATION TECHNOLOGY		14,565,249
MATERIALS - 4.0%
Chemicals - 1.8%
Air Products & Chemicals, Inc. (c)	1,400	116,102

	Shares	Value
Celanese Corp. Class A (c)	2,750	$ 81,840
Eastman Chemical Co. (c)	1,500	90,180
Monsanto Co.	2,600	209,950
Praxair, Inc.	1,000	82,030
Terra Industries, Inc.	4,000	154,320
Valspar Corp.	2,000	52,440
Westlake Chemical Corp. (c)	2,300	60,145
		847,007
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	4,100	103,197
Greif, Inc. Class A (c)	1,050	58,653
Owens-Illinois, Inc. (a)	3,060	95,686
Pactiv Corp. (a)	2,200	53,570
Rock-Tenn Co. Class A	1,500	67,755
Silgan Holdings, Inc.	1,000	53,570
		432,431
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	2,800	231,840
Newmont Mining Corp.	1,400	75,096
Nucor Corp. (c)	1,760	74,642
Reliance Steel & Aluminum Co.	2,250	91,980
Walter Energy, Inc.	1,500	102,900
		576,458
TOTAL MATERIALS		1,855,896
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
CenturyTel, Inc.	4,386	156,098
Frontier Communications Corp.	6,755	53,365
Windstream Corp.	10,510	104,259
		313,722
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	2,000	81,840
Syniverse Holdings, Inc. (a)(c)	4,000	63,440
		145,280
TOTAL TELECOMMUNICATION SERVICES		459,002
UTILITIES - 0.8%
Electric Utilities - 0.2%
DPL, Inc. (c)	3,430	92,130
Gas Utilities - 0.1%
Energen Corp.	815	35,453
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	2,850	90,687
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.3%
Dominion Resources, Inc.	1,095	$ 39,836
Public Service Enterprise Group, Inc.	2,915	91,414
		131,250
TOTAL UTILITIES		349,520
TOTAL COMMON STOCKS (Cost $42,667,786)		45,279,667
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 5/20/10 (d) (Cost $99,944)	$ 100,000	99,929
Money Market Funds - 29.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	396,648	396,648
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	13,163,790	13,163,790
TOTAL MONEY MARKET FUNDS (Cost $13,560,438)		13,560,438
TOTAL INVESTMENT PORTFOLIO - 128.0% (Cost $56,328,168)	58,940,034
NET OTHER ASSETS - (28.0)%	(12,890,704)
NET ASSETS - 100%	$ 46,049,330
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 711,620	$ 18,202

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,929.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,420
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,674,613	$ 4,674,613	$ -	$ -
Consumer Staples	7,114,534	7,114,534	-	-
Energy	2,260,353	2,260,353	-	-
Financials	2,327,561	2,327,561	-	-
Health Care	6,990,504	6,990,504	-	-
Industrials	4,682,435	4,682,435	-	-
Information Technology	14,565,249	14,565,249	-	-
Materials	1,855,896	1,855,896	-	-
Telecommunication Services	459,002	459,002	-	-
Utilities	349,520	349,520	-	-
U.S. Government and Government Agency Obligations	99,929	-	99,929	-
Money Market Funds	13,560,438	13,560,438	-	-
Total Investments in Securities:	$ 58,940,034	$ 58,840,105	$ 99,929	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,202	$ 18,202	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $56,362,452. Net unrealized appreciation aggregated $2,577,582, of which $5,485,875 related to appreciated investment securities and $2,908,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Core
Enhanced Index Fund

November 30, 2009

1.859522.102

CEI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.1%
Autoliv, Inc. (d)	31,776	$ 1,290,423
Automobiles - 0.3%
Ford Motor Co. (a)(d)	323,144	2,872,750
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	14,648	835,961
Corinthian Colleges, Inc. (a)(d)	278,756	4,131,164
		4,967,125
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	194,958	12,331,094
The Cheesecake Factory, Inc. (a)(d)	76,036	1,431,758
		13,762,852
Household Durables - 1.3%
Jarden Corp. (d)	163,651	4,492,220
Leggett & Platt, Inc.	290,567	5,654,434
Newell Rubbermaid, Inc.	104,887	1,521,910
Tempur-Pedic International, Inc. (a)(d)	109,318	2,355,803
		14,024,367
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	20,235	2,750,139
Media - 2.1%
Comcast Corp. Class A	339,897	4,986,289
Gannett Co., Inc.	237,004	2,343,970
John Wiley & Sons, Inc. Class A (d)	74,948	2,806,803
The Walt Disney Co. (d)	21,967	663,843
Time Warner, Inc.	165,133	5,072,886
Viacom, Inc. Class B (non-vtg.) (a)	197,627	5,857,664
		21,731,455
Multiline Retail - 0.9%
Macy's, Inc.	369,408	6,025,044
Target Corp.	85,596	3,985,350
		10,010,394
Specialty Retail - 1.7%
Gap, Inc.	124,382	2,664,262
Home Depot, Inc.	192,927	5,278,483
Lowe's Companies, Inc.	38,270	834,669
RadioShack Corp.	136,557	2,575,465
Rent-A-Center, Inc. (a)(d)	84,061	1,487,039
Ross Stores, Inc.	49,554	2,179,385
Sally Beauty Holdings, Inc. (a)(d)	368,528	2,572,325
		17,591,628
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	16,060	1,042,133
TOTAL CONSUMER DISCRETIONARY		90,043,266

	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 2.8%
Coca-Cola Enterprises, Inc.	233,053	$ 4,579,491
Dr Pepper Snapple Group, Inc.	108,849	2,850,755
PepsiCo, Inc.	163,849	10,194,685
The Coca-Cola Co.	209,240	11,968,528
		29,593,459
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	88,445	2,742,679
Wal-Mart Stores, Inc.	269,155	14,682,405
Walgreen Co. (d)	108,058	4,202,376
		21,627,460
Food Products - 1.8%
Archer Daniels Midland Co.	235,072	7,242,568
General Mills, Inc.	37,059	2,520,012
H.J. Heinz Co. (d)	100,317	4,258,457
Hershey Co.	61,005	2,157,747
Kraft Foods, Inc. Class A (d)	117,628	3,126,552
		19,305,336
Household Products - 3.0%
Colgate-Palmolive Co.	81,087	6,826,715
Kimberly-Clark Corp.	64,151	4,232,041
Procter & Gamble Co.	333,482	20,792,603
		31,851,359
Personal Products - 0.2%
Herbalife Ltd.	39,384	1,651,765
Tobacco - 1.7%
Altria Group, Inc.	234,981	4,419,993
Philip Morris International, Inc.	204,656	9,841,907
Reynolds American, Inc.	62,702	3,132,592
		17,394,492
TOTAL CONSUMER STAPLES		121,423,871
ENERGY - 12.0%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	130,450	4,931,010
Carbo Ceramics, Inc.	41,531	2,463,619
Diamond Offshore Drilling, Inc. (d)	33,285	3,313,189
FMC Technologies, Inc. (a)(d)	19,196	1,045,606
Halliburton Co.	21,887	642,602
National Oilwell Varco, Inc.	106,614	4,586,534
Oil States International, Inc. (a)(d)	76,032	2,727,268
Schlumberger Ltd.	158,493	10,126,118
		29,835,946
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	35,493	2,112,898
Apache Corp.	37,648	3,587,101
Chevron Corp.	194,104	15,147,876
ConocoPhillips	147,100	7,615,367
Devon Energy Corp.	38,277	2,577,956
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encore Acquisition Co. (a)(d)	68,000	$ 3,061,360
Exxon Mobil Corp.	544,579	40,881,547
Occidental Petroleum Corp.	124,009	10,018,688
Spectra Energy Corp.	212,116	4,117,172
World Fuel Services Corp. (d)	79,082	4,205,581
XTO Energy, Inc.	46,599	1,977,662
		95,303,208
TOTAL ENERGY		125,139,154
FINANCIALS - 14.4%
Capital Markets - 3.3%
Bank of New York Mellon Corp.	75,125	2,001,330
Eaton Vance Corp. (non-vtg.) (d)	53,295	1,606,311
Federated Investors, Inc. Class B (non-vtg.) (d)	69,359	1,788,075
Franklin Resources, Inc. (d)	17,129	1,850,446
Goldman Sachs Group, Inc.	76,031	12,899,419
Invesco Ltd.	128,549	2,860,215
Morgan Stanley (d)	115,419	3,644,932
Raymond James Financial, Inc. (d)	210,927	5,123,417
State Street Corp. (d)	30,213	1,247,797
T. Rowe Price Group, Inc.	28,555	1,397,196
		34,419,138
Commercial Banks - 3.6%
International Bancshares Corp. (d)	133,141	2,232,775
PNC Financial Services Group, Inc. (d)	146,611	8,358,293
Prosperity Bancshares, Inc. (d)	138,727	5,525,496
U.S. Bancorp, Delaware	170,352	4,110,594
Wells Fargo & Co. (d)	606,891	17,017,224
		37,244,382
Consumer Finance - 1.4%
American Express Co.	213,043	8,911,589
Discover Financial Services	354,588	5,481,930
		14,393,519
Diversified Financial Services - 4.0%
Bank of America Corp.	841,014	13,330,072
Citigroup, Inc.	1,164,204	4,784,878
CME Group, Inc.	2,182	716,198
JPMorgan Chase & Co.	445,356	18,923,177
Moody's Corp. (d)	199,952	4,644,885
		42,399,210
Insurance - 1.4%
AFLAC, Inc.	154,336	7,104,086
American Financial Group, Inc. (d)	21,772	528,189
PartnerRe Ltd.	19,011	1,464,607
Prudential Financial, Inc.	17,944	894,508
Reinsurance Group of America, Inc.	12,282	571,113
The Chubb Corp. (d)	19,543	979,886

	Shares	Value
The Travelers Companies, Inc.	31,934	$ 1,673,022
Transatlantic Holdings, Inc.	38,243	2,066,652
		15,282,063
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc. (d)	279,412	5,143,975
HRPT Properties Trust (SBI) (d)	310,601	1,907,090
		7,051,065
TOTAL FINANCIALS		150,789,377
HEALTH CARE - 12.9%
Biotechnology - 1.4%
Amgen, Inc. (a)	105,968	5,971,297
Biogen Idec, Inc. (a)	69,243	3,250,266
Gilead Sciences, Inc. (a)	119,721	5,513,152
		14,734,715
Health Care Equipment & Supplies - 1.3%
American Medical Systems Holdings, Inc. (a)(d)	63,984	1,124,199
Baxter International, Inc.	37,699	2,056,480
CareFusion Corp. (a)(d)	142,839	3,689,531
Hospira, Inc. (a)(d)	39,995	1,877,765
Kinetic Concepts, Inc. (a)(d)	35,205	1,186,761
Medtronic, Inc. (d)	89,551	3,800,544
		13,735,280
Health Care Providers & Services - 1.8%
Aetna, Inc.	29,894	870,214
Cardinal Health, Inc. (d)	171,110	5,514,875
HealthSouth Corp. (a)(d)	142,803	2,504,765
McKesson Corp.	22,467	1,393,403
Medco Health Solutions, Inc. (a)(d)	12,237	772,889
UnitedHealth Group, Inc.	121,220	3,475,377
WellPoint, Inc. (a)	71,924	3,886,054
		18,417,577
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (a)(d)	25,620	2,548,678
Thermo Fisher Scientific, Inc. (a)(d)	54,678	2,582,442
Waters Corp. (a)(d)	21,123	1,241,610
		6,372,730
Pharmaceuticals - 7.8%
Abbott Laboratories (d)	225,903	12,309,454
Bristol-Myers Squibb Co.	227,664	5,762,176
Eli Lilly & Co.	113,231	4,158,975
Forest Laboratories, Inc. (a)(d)	74,162	2,273,807
Johnson & Johnson	340,265	21,382,253
Merck & Co., Inc.	279,713	10,128,408
Pfizer, Inc.	1,022,263	18,574,519
Warner Chilcott PLC (a)	180,386	4,433,888
Watson Pharmaceuticals, Inc. (a)(d)	55,095	2,043,474
		81,066,954
TOTAL HEALTH CARE		134,327,256
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.0%
General Dynamics Corp.	88,143	$ 5,808,624
ITT Corp.	79,878	4,131,290
L-3 Communications Holdings, Inc. (d)	49,656	3,891,541
Lockheed Martin Corp.	7,689	593,821
Northrop Grumman Corp.	63,758	3,493,938
Raytheon Co. (d)	109,485	5,641,762
United Technologies Corp. (d)	118,060	7,938,354
		31,499,330
Air Freight & Logistics - 0.6%
FedEx Corp.	18,045	1,523,900
United Parcel Service, Inc. Class B (d)	80,367	4,618,691
		6,142,591
Electrical Equipment - 1.1%
EnerSys (a)(d)	54,827	1,247,863
Hubbell, Inc. Class B (d)	114,142	5,183,188
Thomas & Betts Corp. (a)(d)	145,398	5,307,027
		11,738,078
Industrial Conglomerates - 2.7%
3M Co.	58,156	4,503,601
Carlisle Companies, Inc.	90,321	2,900,207
General Electric Co.	1,291,425	20,688,629
		28,092,437
Machinery - 1.4%
Caterpillar, Inc. (d)	67,089	3,917,327
Dover Corp.	87,724	3,586,157
Illinois Tool Works, Inc. (d)	101,728	4,948,050
Joy Global, Inc.	26,657	1,427,216
		13,878,750
Professional Services - 0.2%
Watson Wyatt Worldwide, Inc. Class A	58,107	2,402,143
Road & Rail - 0.8%
CSX Corp.	107,237	5,091,613
Norfolk Southern Corp. (d)	59,251	3,045,501
		8,137,114
TOTAL INDUSTRIALS		101,890,443
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	842,682	19,718,759
Harris Corp.	9,014	395,715
Motorola, Inc.	70,000	560,700
QUALCOMM, Inc.	140,848	6,338,160
		27,013,334
Computers & Peripherals - 6.7%
Apple, Inc. (a)	118,399	23,669,144
Dell, Inc. (a)(d)	172,526	2,436,067

	Shares	Value
EMC Corp. (a)	114,798	$ 1,932,050
Hewlett-Packard Co.	357,608	17,544,248
International Business Machines Corp.	186,918	23,617,089
Western Digital Corp. (a)(d)	22,686	835,752
		70,034,350
Electronic Equipment & Components - 0.9%
Corning, Inc. (d)	177,801	2,965,721
SYNNEX Corp. (a)(d)	85,908	2,432,055
Tech Data Corp. (a)	92,000	3,874,120
		9,271,896
Internet Software & Services - 1.8%
eBay, Inc. (a)(d)	126,050	3,084,444
Google, Inc. Class A (a)	25,788	15,034,404
		18,118,848
IT Services - 1.4%
Broadridge Financial Solutions, Inc.	171,395	3,767,262
Computer Sciences Corp. (a)(d)	66,570	3,681,987
MasterCard, Inc. Class A (d)	3,043	732,937
The Western Union Co.	212,628	3,922,987
Wright Express Corp. (a)(d)	90,096	2,628,100
		14,733,273
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	645,712	12,397,670
Intersil Corp. Class A (d)	29,044	375,248
Marvell Technology Group Ltd. (a)(d)	97,932	1,510,111
Skyworks Solutions, Inc. (a)(d)	193,261	2,379,043
Texas Instruments, Inc.	277,535	7,018,860
Xilinx, Inc. (d)	27,792	629,211
		24,310,143
Software - 4.3%
Adobe Systems, Inc. (a)(d)	43,950	1,541,766
Microsoft Corp.	987,629	29,046,169
Oracle Corp. (d)	578,034	12,762,991
Symantec Corp. (a)	100,196	1,778,479
		45,129,405
TOTAL INFORMATION TECHNOLOGY		208,611,249
MATERIALS - 3.6%
Chemicals - 1.2%
Dow Chemical Co.	123,470	3,429,997
E.I. du Pont de Nemours & Co.	24,856	859,520
Lubrizol Corp. (d)	33,294	2,414,481
OM Group, Inc. (a)(d)	61,830	1,893,853
Praxair, Inc.	17,113	1,403,779
Sigma Aldrich Corp.	45,653	2,435,131
		12,436,761
Containers & Packaging - 0.4%
Pactiv Corp. (a)	78,266	1,905,777
Rock-Tenn Co. Class A	47,581	2,149,234
		4,055,011
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	46,562	$ 2,051,522
Freeport-McMoRan Copper & Gold, Inc.	77,267	6,397,708
Walter Energy, Inc.	48,487	3,326,208
		11,775,438
Paper & Forest Products - 0.9%
Domtar Corp. (a)	50,221	2,833,469
International Paper Co.	266,224	6,775,401
		9,608,870
TOTAL MATERIALS		37,876,080
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	835,916	22,519,577
CenturyTel, Inc.	32,275	1,148,667
Qwest Communications International, Inc. (d)	570,882	2,083,719
Verizon Communications, Inc.	229,695	7,226,205
		32,978,168
UTILITIES - 2.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	49,771	1,602,128
DPL, Inc. (d)	156,485	4,203,187
Exelon Corp. (d)	48,975	2,359,616
		8,164,931
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (d)	76,936	980,165
Constellation Energy Group, Inc.	177,678	5,653,714
NRG Energy, Inc. (a)	1,532	36,676
		6,670,555
Multi-Utilities - 1.0%
DTE Energy Co. (d)	65,798	2,639,158
PG&E Corp. (d)	23,770	1,006,422
Public Service Enterprise Group, Inc.	58,240	1,826,406
Sempra Energy (d)	85,453	4,540,972
		10,012,958
TOTAL UTILITIES		24,848,444
TOTAL COMMON STOCKS (Cost $1,077,486,444)		1,027,927,308
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.53% 5/6/10 to 6/3/10 (e) (Cost $2,139,189)	$ 2,150,000	$ 2,148,873
Money Market Funds - 21.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b)	20,572,815	20,572,815
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(f)	202,039,575	202,039,575
TOTAL MONEY MARKET FUNDS (Cost $222,612,390)		222,612,390
TOTAL INVESTMENT PORTFOLIO - 120.1% (Cost $1,302,238,023)	1,252,688,571
NET OTHER ASSETS - (20.1)%	(209,527,998)
NET ASSETS - 100%	$ 1,043,160,573
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
282 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 15,436,680	$ 33,541
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,148,873.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 614,374
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 90,043,266	$ 90,043,266	$ -	$ -
Consumer Staples	121,423,871	121,423,871	-	-
Energy	125,139,154	125,139,154	-	-
Financials	150,789,377	150,789,377	-	-
Health Care	134,327,256	134,327,256	-	-
Industrials	101,890,443	101,890,443	-	-
Information Technology	208,611,249	208,611,249	-	-
Materials	37,876,080	37,876,080	-	-
Telecommunication Services	32,978,168	32,978,168	-	-
Utilities	24,848,444	24,848,444	-	-
U.S. Government and Government Agency Obligations	2,148,873	-	2,148,873	-
Money Market Funds	222,612,390	222,612,390	-	-
Total Investments in Securities:	$ 1,252,688,571	$ 1,250,539,698	$ 2,148,873	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,541	$ 33,541	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,305,320,899. Net unrealized depreciation aggregated $52,632,328, of which $91,518,077 related to appreciated investment securities and $144,150,405 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap
Enhanced Index Fund

November 30, 2009

1.870939.101

MCE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.8%
Autoliv, Inc.	2,135	$ 86,702
Gentex Corp.	3,700	61,494
TRW Automotive Holdings Corp. (a)	4,250	92,480
		240,676
Automobiles - 0.3%
Ford Motor Co. (a)	8,194	72,845
Thor Industries, Inc.	408	11,608
		84,453
Diversified Consumer Services - 1.4%
Corinthian Colleges, Inc. (a)(d)	6,847	101,473
DeVry, Inc.	1,120	60,838
H&R Block, Inc.	5,300	107,590
ITT Educational Services, Inc. (a)	850	77,333
Service Corp. International	5,760	44,467
Weight Watchers International, Inc.	1,050	29,064
		420,765
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	2,000	27,600
MGM Mirage, Inc. (a)	1,736	18,350
Panera Bread Co. Class A (a)	1,300	81,848
Starbucks Corp. (a)	2,400	52,560
Wyndham Worldwide Corp.	2,000	37,140
		217,498
Household Durables - 2.7%
D.R. Horton, Inc.	5,710	58,699
Fortune Brands, Inc.	3,237	124,333
Garmin Ltd.	1,088	32,509
Jarden Corp.	2,938	80,648
Leggett & Platt, Inc.	8,452	164,476
Lennar Corp. Class A	2,050	25,974
Newell Rubbermaid, Inc.	5,606	81,343
NVR, Inc. (a)	75	50,486
Pulte Homes, Inc.	3,900	35,646
Tempur-Pedic International, Inc. (a)	4,160	89,648
Tupperware Brands Corp.	534	24,858
Whirlpool Corp.	400	29,664
		798,284
Internet & Catalog Retail - 0.4%
Expedia, Inc. (a)	4,720	120,266
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	681	20,192
Mattel, Inc.	5,669	110,319
		130,511
Media - 2.7%
CBS Corp. Class B	14,500	185,745
Gannett Co., Inc.	9,073	89,732
Interpublic Group of Companies, Inc. (a)	12,000	75,960
John Wiley & Sons, Inc. Class A	2,302	86,210
McGraw-Hill Companies, Inc.	3,300	98,868

	Shares	Value
Scholastic Corp.	5,394	$ 135,983
Scripps Networks Interactive, Inc. Class A	1,500	59,325
Virgin Media, Inc.	3,500	57,610
		789,433
Multiline Retail - 1.9%
Big Lots, Inc. (a)	2,240	51,654
JCPenney Co., Inc.	3,000	86,220
Kohl's Corp. (a)	2,601	138,217
Macy's, Inc.	9,588	156,380
Nordstrom, Inc.	3,300	110,385
		542,856
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	1,500	47,250
AutoZone, Inc. (a)	660	97,594
Bed Bath & Beyond, Inc. (a)	490	18,306
Gap, Inc.	6,442	137,988
PetSmart, Inc.	3,237	83,320
Ross Stores, Inc.	4,382	192,720
Sherwin-Williams Co.	1,610	97,952
Signet Jewelers Ltd.	1,700	43,945
TJX Companies, Inc.	5,000	191,900
		910,975
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	5,020	174,445
VF Corp.	250	18,180
		192,625
TOTAL CONSUMER DISCRETIONARY		4,448,342
CONSUMER STAPLES - 5.9%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	800	40,936
Coca-Cola Enterprises, Inc.	5,335	104,833
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,862	134,519
Dr Pepper Snapple Group, Inc.	3,500	91,665
Pepsi Bottling Group, Inc.	2,600	98,670
		470,623
Food & Staples Retailing - 0.3%
Safeway, Inc.	1,450	32,625
SUPERVALU, Inc.	3,700	51,171
		83,796
Food Products - 2.1%
Campbell Soup Co.	579	20,248
H.J. Heinz Co.	5,180	219,891
Hershey Co.	5,035	178,088
Hormel Foods Corp.	1,000	37,520
McCormick & Co., Inc. (non-vtg.)	1,500	53,520
Sara Lee Corp.	9,677	117,479
		626,746
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.4%
Church & Dwight Co., Inc.	1,200	$ 70,848
Clorox Co.	610	36,765
		107,613
Personal Products - 0.8%
Avon Products, Inc.	4,305	147,446
Estee Lauder Companies, Inc. Class A	238	11,146
Herbalife Ltd.	2,190	91,849
		250,441
Tobacco - 0.7%
Lorillard, Inc.	741	57,731
Reynolds American, Inc.	2,767	138,239
		195,970
TOTAL CONSUMER STAPLES		1,735,189
ENERGY - 6.9%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	5,700	215,460
Diamond Offshore Drilling, Inc. (d)	1,709	170,114
ENSCO International, Inc.	2,800	123,200
FMC Technologies, Inc. (a)	1,800	98,046
Noble Corp.	3,293	136,034
Oil States International, Inc. (a)	3,428	122,962
Patterson-UTI Energy, Inc.	10,551	162,380
Smith International, Inc.	740	20,113
		1,048,309
Oil, Gas & Consumable Fuels - 3.3%
Alpha Natural Resources, Inc. (a)	2,168	80,216
Berry Petroleum Co. Class A	890	24,324
Cimarex Energy Co.	2,092	97,989
Delta Petroleum Corp. (a)	5,000	4,550
El Paso Corp.	3,150	30,114
Encore Acquisition Co. (a)	2,551	114,846
Noble Energy, Inc.	1,980	129,195
Pioneer Natural Resources Co.	163	6,740
Range Resources Corp.	250	11,783
SandRidge Energy, Inc. (a)	1,030	9,661
Spectra Energy Corp.	10,982	213,161
Stone Energy Corp. (a)	5,910	111,758
World Fuel Services Corp.	2,707	143,958
		978,295
TOTAL ENERGY		2,026,604
FINANCIALS - 16.3%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,200	45,744
Eaton Vance Corp. (non-vtg.)	2,670	80,474
Federated Investors, Inc. Class B (non-vtg.)	3,828	98,686

	Shares	Value
Invesco Ltd.	8,170	$ 181,783
Legg Mason, Inc.	2,500	70,725
Northern Trust Corp.	1,030	50,985
Raymond James Financial, Inc.	6,626	160,946
T. Rowe Price Group, Inc.	3,200	156,576
TD Ameritrade Holding Corp. (a)	4,211	82,704
		928,623
Commercial Banks - 1.1%
Bank of Hawaii Corp.	1,127	51,504
Cullen/Frost Bankers, Inc.	1,000	48,020
International Bancshares Corp.	1,804	30,253
KeyCorp	2,000	11,720
M&T Bank Corp. (d)	1,630	106,895
Prosperity Bancshares, Inc.	900	35,847
SunTrust Banks, Inc.	1,400	33,082
		317,321
Consumer Finance - 1.2%
Cash America International, Inc.	981	31,549
Discover Financial Services	11,429	176,692
Nelnet, Inc. Class A	5,346	92,860
SLM Corp. (a)	4,000	43,880
		344,981
Diversified Financial Services - 0.6%
Moody's Corp.	4,532	105,278
NYSE Euronext	1,000	25,280
The NASDAQ Stock Market, Inc. (a)	2,400	44,832
		175,390
Insurance - 5.6%
Allied World Assurance Co. Holdings Ltd.	1,890	90,323
American Financial Group, Inc.	4,355	105,652
Arch Capital Group Ltd. (a)	1,195	83,459
Aspen Insurance Holdings Ltd.	1,800	46,638
Axis Capital Holdings Ltd.	4,610	129,034
CNA Financial Corp. (a)	1,621	36,878
Endurance Specialty Holdings Ltd.	1,515	56,646
Genworth Financial, Inc. Class A (a)	17,475	188,206
Hartford Financial Services Group, Inc.	4,000	97,840
HCC Insurance Holdings, Inc.	1,000	26,130
PartnerRe Ltd.	2,300	177,192
Principal Financial Group, Inc.	3,600	91,404
Progressive Corp. (a)	3,670	61,546
Reinsurance Group of America, Inc.	3,612	167,958
Torchmark Corp.	1,845	80,221
Transatlantic Holdings, Inc.	1,350	72,954
Unum Group	7,933	151,044
		1,663,125
Real Estate Investment Trusts - 4.1%
Alexandria Real Estate Equities, Inc.	800	45,096
AMB Property Corp. (SBI)	580	13,659
Annaly Capital Management, Inc.	12,600	231,966
Chimera Investment Corp.	26,770	107,883
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP	980	$ 10,986
Equity Residential (SBI)	300	9,663
HCP, Inc.	4,000	125,200
Hospitality Properties Trust (SBI)	2,705	52,504
Host Hotels & Resorts, Inc.	2,530	26,616
HRPT Properties Trust (SBI)	11,665	71,623
Kimco Realty Corp.	291	3,585
Liberty Property Trust (SBI)	1,200	35,568
Nationwide Health Properties, Inc.	1,940	65,979
Plum Creek Timber Co., Inc. (d)	2,000	68,980
Public Storage	1,902	151,361
SL Green Realty Corp.	1,174	52,149
Vornado Realty Trust	1,888	123,588
		1,196,406
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	7,700	102,333
New York Community Bancorp, Inc.	6,500	75,985
		178,318
TOTAL FINANCIALS		4,804,164
HEALTH CARE - 8.9%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	3,184	149,457
Health Care Equipment & Supplies - 1.9%
American Medical Systems Holdings, Inc. (a)	3,496	61,425
C. R. Bard, Inc.	1,250	102,763
Hologic, Inc. (a)	5,300	76,691
Hospira, Inc. (a)	3,776	177,283
Intuitive Surgical, Inc. (a)	150	42,081
Kinetic Concepts, Inc. (a)	2,640	88,994
		549,237
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,570	137,523
Coventry Health Care, Inc. (a)	3,000	67,650
Laboratory Corp. of America Holdings (a)	1,590	116,006
Lincare Holdings, Inc. (a)	2,750	97,680
Quest Diagnostics, Inc.	2,200	127,468
		546,327
Life Sciences Tools & Services - 1.9%
Life Technologies Corp. (a)	2,700	134,406
Mettler-Toledo International, Inc. (a)	655	65,159
Millipore Corp. (a)	1,225	83,423
Techne Corp.	1,553	105,418
Waters Corp. (a)	2,803	164,760
		553,166
Pharmaceuticals - 2.7%
Allergan, Inc.	2,385	138,640

	Shares	Value
Endo Pharmaceuticals Holdings, Inc. (a)	4,270	$ 94,068
Forest Laboratories, Inc. (a)	1,800	55,188
Mylan, Inc. (a)	10,407	185,973
Perrigo Co.	4,377	175,693
Warner Chilcott PLC (a)	6,332	155,641
		805,203
TOTAL HEALTH CARE		2,603,390
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc. (a)	750	64,290
ITT Corp.	4,534	234,498
L-3 Communications Holdings, Inc.	2,980	233,543
Rockwell Collins, Inc.	360	19,246
		551,577
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,250	125,415
Expeditors International of Washington, Inc.	2,820	90,043
		215,458
Building Products - 0.6%
Masco Corp.	13,834	187,866
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	3,291	123,610
Cintas Corp.	3,875	108,849
Covanta Holding Corp. (a)	3,324	56,741
Pitney Bowes, Inc. (d)	2,750	63,360
R.R. Donnelley & Sons Co.	4,800	98,784
Republic Services, Inc.	800	22,560
		473,904
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	2,370	56,406
Foster Wheeler AG (a)	2,030	60,575
Jacobs Engineering Group, Inc. (a)	1,200	41,988
KBR, Inc.	579	10,787
URS Corp. (a)	1,400	58,170
		227,926
Electrical Equipment - 1.7%
Cooper Industries PLC Class A	3,467	148,006
Hubbell, Inc. Class B	3,280	148,945
Roper Industries, Inc.	870	45,275
Thomas & Betts Corp. (a)	4,156	151,694
		493,920
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,000	32,110
Machinery - 4.0%
Dover Corp.	5,355	218,912
Eaton Corp.	3,817	243,906
Flowserve Corp.	1,050	104,433
Gardner Denver, Inc.	2,250	84,218
Joy Global, Inc.	1,500	80,310
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Nordson Corp.	500	$ 26,805
Oshkosh Co.	4,082	162,178
Pall Corp.	2,900	92,307
SPX Corp.	1,000	53,290
Timken Co.	4,226	104,255
		1,170,614
Professional Services - 0.5%
FTI Consulting, Inc. (a)	400	18,504
Manpower, Inc.	1,250	61,575
Watson Wyatt Worldwide, Inc. Class A	1,524	63,002
		143,081
Road & Rail - 0.5%
CSX Corp.	1,070	50,804
Ryder System, Inc.	2,646	107,269
		158,073
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	885	86,465
TOTAL INDUSTRIALS		3,740,994
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.0%
Harris Corp.	4,492	197,199
InterDigital, Inc. (a)	891	21,197
Juniper Networks, Inc. (a)	3,000	78,390
		296,786
Computers & Peripherals - 1.6%
NCR Corp. (a)	1,055	9,928
NetApp, Inc. (a)	4,695	144,700
Teradata Corp. (a)	3,800	111,340
Western Digital Corp. (a)	6,133	225,940
		491,908
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	6,448	169,453
Avnet, Inc. (a)	6,726	183,284
Ingram Micro, Inc. Class A (a)	9,319	158,330
Molex, Inc.	3,150	58,559
Tech Data Corp. (a)	2,899	122,077
Vishay Intertechnology, Inc. (a)	17,225	124,881
		816,584
IT Services - 3.2%
Affiliated Computer Services, Inc. Class A (a)	1,300	71,760
Cognizant Technology Solutions Corp. Class A (a)	500	21,965
Computer Sciences Corp. (a)	4,165	230,366
Fidelity National Information Services, Inc.	4,675	105,655
Fiserv, Inc. (a)	2,630	121,611
Global Payments, Inc.	2,126	108,979

	Shares	Value
Hewitt Associates, Inc. Class A (a)	3,700	$ 148,666
MasterCard, Inc. Class A	190	45,763
SAIC, Inc. (a)	5,200	92,664
		947,429
Office Electronics - 0.7%
Xerox Corp.	26,182	201,601
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	5,300	111,459
Analog Devices, Inc.	4,250	127,458
Broadcom Corp. Class A (a)	2,010	58,692
Cree, Inc. (a)	338	16,167
Integrated Device Technology, Inc. (a)	3,615	20,461
Intersil Corp. Class A	3,300	42,636
Linear Technology Corp.	6,220	167,753
Marvell Technology Group Ltd. (a)	11,522	177,669
Microchip Technology, Inc.	5,242	137,603
Micron Technology, Inc. (a)	9,500	71,440
National Semiconductor Corp.	9,588	139,985
Skyworks Solutions, Inc. (a)	6,300	77,553
Xilinx, Inc.	8,812	199,504
		1,348,380
Software - 2.1%
BMC Software, Inc. (a)	2,300	89,079
CA, Inc.	5,945	131,385
Intuit, Inc. (a)	1,810	52,870
Jack Henry & Associates, Inc.	2,210	50,499
Red Hat, Inc. (a)	4,000	106,800
Sybase, Inc. (a)	1,800	72,432
Synopsys, Inc. (a)	2,800	62,916
TIBCO Software, Inc. (a)	5,100	43,860
		609,841
TOTAL INFORMATION TECHNOLOGY		4,712,529
MATERIALS - 7.4%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	450	37,319
Cabot Corp.	1,700	38,981
Celanese Corp. Class A	1,150	34,224
Ecolab, Inc.	700	31,437
Lubrizol Corp.	2,612	189,422
OM Group, Inc. (a)	1,855	56,819
PPG Industries, Inc.	3,964	235,581
Sigma Aldrich Corp.	2,240	119,482
The Scotts Miracle-Gro Co. Class A	2,060	82,256
		825,521
Containers & Packaging - 1.5%
Ball Corp.	2,025	100,055
Bemis Co., Inc.	2,030	59,479
Crown Holdings, Inc. (a)	3,200	80,544
Pactiv Corp. (a)	3,310	80,599
Rock-Tenn Co. Class A	1,645	74,305
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp.	600	$ 13,374
Sonoco Products Co.	1,426	40,185
		448,541
Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	3,036	124,112
Walter Energy, Inc.	2,625	180,075
		304,187
Paper & Forest Products - 2.1%
Domtar Corp. (a)	2,500	141,050
International Paper Co.	10,183	259,146
MeadWestvaco Corp.	7,266	198,870
		599,066
TOTAL MATERIALS		2,177,315
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	4,740	168,697
Qwest Communications International, Inc.	17,270	63,036
Windstream Corp.	9,600	95,232
		326,965
UTILITIES - 6.3%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,640	52,792
DPL, Inc.	963	25,866
Edison International	4,100	139,605
IDACORP, Inc.	1,600	47,312
NV Energy, Inc.	3,400	39,576
Pepco Holdings, Inc.	1,720	28,036
PPL Corp.	1,870	57,072
Progress Energy, Inc.	870	34,008
		424,267
Gas Utilities - 0.5%
Energen Corp.	2,258	98,223
National Fuel Gas Co. New Jersey	1,100	51,513
		149,736
Independent Power Producers & Energy Traders - 1.3%
AES Corp.	3,625	46,183
Constellation Energy Group, Inc.	4,909	156,204
Mirant Corp. (a)	5,120	72,909
NRG Energy, Inc. (a)	4,000	95,760
		371,056
Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	6,350	84,265
CMS Energy Corp.	4,250	60,520

	Shares	Value
Consolidated Edison, Inc.	2,470	$ 105,988
DTE Energy Co.	5,208	208,893
NiSource, Inc.	8,300	118,275
PG&E Corp.	1,000	42,340
Sempra Energy	3,350	178,019
TECO Energy, Inc.	3,200	47,200
Xcel Energy, Inc.	2,750	55,880
		901,380
TOTAL UTILITIES		1,846,439
TOTAL COMMON STOCKS (Cost $26,059,042)		28,421,931
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.36% to 0.52% 5/6/10 to 6/3/10 (e) (Cost $139,568)	$ 140,000	139,905
Money Market Funds - 4.1%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b)	754,299	754,299
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(f)	466,793	466,793
TOTAL MONEY MARKET FUNDS (Cost $1,221,092)		1,221,092
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $27,419,702)	29,782,928
NET OTHER ASSETS - (1.2)%	(367,497)
NET ASSETS - 100%	$ 29,415,431
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
13 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2009	$ 889,200	$ 4,901

The face value of futures purchased as a percentage of net assets - 3.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $139,905.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 620
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,448,342	$ 4,448,342	$ -	$ -
Consumer Staples	1,735,189	1,735,189	-	-
Energy	2,026,604	2,026,604	-	-
Financials	4,804,164	4,804,164	-	-
Health Care	2,603,390	2,603,390	-	-
Industrials	3,740,994	3,740,994	-	-
Information Technology	4,712,529	4,712,529	-	-
Materials	2,177,315	2,177,315	-	-
Telecommunication Services	326,965	326,965	-	-
Utilities	1,846,439	1,846,439	-	-
U.S. Government and Government Agency Obligations	139,905	-	139,905	-
Money Market Funds	1,221,092	1,221,092	-	-
Total Investments in Securities:	$ 29,782,928	$ 29,643,023	$ 139,905	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,901	$ 4,901	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $27,457,125. Net unrealized appreciation aggregated $2,325,803, of which $3,741,946 related to appreciated investment securities and $1,416,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap
Enhanced Index Fund

November 30, 2009

1.870937.101

SCE-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.4%
Cooper Tire & Rubber Co.	2,445	$ 43,814
Spartan Motors, Inc.	10,500	54,390
Standard Motor Products, Inc.	14,725	132,378
Superior Industries International, Inc. (d)	2,660	38,091
		268,673
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	5,568	167,485
Diversified Consumer Services - 1.8%
American Public Education, Inc. (a)	3,323	106,436
Capella Education Co. (a)(d)	1,200	85,536
Corinthian Colleges, Inc. (a)(d)	29,166	432,240
DeVry, Inc.	2,887	156,822
Regis Corp.	4,800	75,168
Steiner Leisure Ltd. (a)	6,552	259,132
Stewart Enterprises, Inc. Class A	27,955	130,829
Strayer Education, Inc.	406	80,185
		1,326,348
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	11,000	86,130
Bally Technologies, Inc. (a)	4,508	187,217
Bob Evans Farms, Inc.	10,000	252,600
Domino's Pizza, Inc. (a)	16,000	125,920
Isle of Capri Casinos, Inc. (a)(d)	14,296	108,221
Papa John's International, Inc. (a)	11,500	254,380
WMS Industries, Inc. (a)(d)	10,326	401,475
		1,415,943
Household Durables - 1.9%
American Greetings Corp. Class A	1,655	34,259
Beazer Homes USA, Inc. (a)(d)	32,744	140,799
M/I Homes, Inc. (a)	17,082	187,219
Meritage Homes Corp. (a)	12,123	216,153
Ryland Group, Inc.	7,648	140,035
Standard Pacific Corp. (a)	27,163	86,650
Tempur-Pedic International, Inc. (a)	7,744	166,883
Tupperware Brands Corp.	5,200	242,060
Universal Electronics, Inc. (a)	7,789	167,541
		1,381,599
Internet & Catalog Retail - 0.9%
HSN, Inc. (a)	17,250	309,120
NetFlix, Inc. (a)(d)	3,182	186,561
Orbitz Worldwide, Inc. (a)	28,613	169,389
		665,070
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	7,930	345,986
Smith & Wesson Holding Corp. (a)(d)	31,776	156,973
		502,959

	Shares	Value
Media - 0.7%
Cinemark Holdings, Inc.	7,901	$ 99,948
Valassis Communications, Inc. (a)	30,971	459,300
		559,248
Multiline Retail - 0.4%
Dillard's, Inc. Class A (d)	17,483	297,036
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	7,724	243,306
Asbury Automotive Group, Inc. (a)	18,700	199,342
Finish Line, Inc. Class A	27,303	241,632
Group 1 Automotive, Inc.	1,780	44,927
Gymboree Corp. (a)	8,635	344,709
J. Crew Group, Inc. (a)	4,200	179,718
Jo-Ann Stores, Inc. (a)(d)	13,165	439,184
Rent-A-Center, Inc. (a)	9,615	170,089
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	20,488	181,319
The Men's Wearhouse, Inc.	4,500	91,800
Tractor Supply Co. (a)	3,231	150,855
		2,286,881
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc. (a)	4,800	104,400
Fossil, Inc. (a)	11,851	365,603
Jones Apparel Group, Inc.	17,295	293,150
Liz Claiborne, Inc. (d)	34,501	143,869
Maidenform Brands, Inc. (a)	20,900	302,841
Oxford Industries, Inc.	8,500	182,325
Warnaco Group, Inc. (a)	3,800	154,698
Wolverine World Wide, Inc.	4,300	109,951
		1,656,837
TOTAL CONSUMER DISCRETIONARY		10,528,079
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.8%
Andersons, Inc.	6,827	178,390
Casey's General Stores, Inc.	13,000	397,670
		576,060
Food Products - 1.4%
American Italian Pasta Co. Class A (a)	4,500	143,505
Darling International, Inc. (a)	38,500	274,120
Diamond Foods, Inc.	4,970	153,474
Lancaster Colony Corp.	3,000	143,160
TreeHouse Foods, Inc. (a)	10,190	355,325
		1,069,584
Personal Products - 0.7%
Bare Escentuals, Inc. (a)	7,185	91,896
Chattem, Inc. (a)	4,202	276,660
Prestige Brands Holdings, Inc. (a)	20,528	143,080
		511,636
TOTAL CONSUMER STAPLES		2,157,280
Common Stocks - continued
	Shares	Value
ENERGY - 4.6%
Energy Equipment & Services - 2.5%
Basic Energy Services, Inc. (a)	9,500	$ 65,360
Cal Dive International, Inc. (a)	20,400	148,104
Carbo Ceramics, Inc.	3,294	195,400
Complete Production Services, Inc. (a)	23,063	239,625
Geokinetics, Inc. (a)	10,354	106,232
Gulfmark Offshore, Inc. (a)	4,009	109,285
ION Geophysical Corp. (a)	54,157	294,614
Newpark Resources, Inc. (a)	65,077	174,406
OYO Geospace Corp. (a)	7,687	250,212
T-3 Energy Services, Inc. (a)	1,510	37,690
Willbros Group, Inc. (a)	14,597	229,903
		1,850,831
Oil, Gas & Consumable Fuels - 2.1%
Endeavor International Corp. (a)	83,930	79,734
Gulfport Energy Corp. (a)	38,192	363,206
Rosetta Resources, Inc. (a)	4,630	72,923
Stone Energy Corp. (a)	22,000	416,020
Swift Energy Co. (a)	2,500	53,675
Vaalco Energy, Inc.	19,000	79,610
Western Refining, Inc. (a)(d)	10,000	46,500
World Fuel Services Corp.	9,211	489,841
		1,601,509
TOTAL ENERGY		3,452,340
FINANCIALS - 18.6%
Capital Markets - 1.7%
Broadpoint Gleacher Securities Group, Inc. (a)(d)	31,580	171,164
Calamos Asset Management, Inc. Class A	8,525	89,598
E*TRADE Financial Corp. (a)(d)	80,334	131,748
Knight Capital Group, Inc. Class A (a)	7,500	109,800
NGP Capital Resources Co.	16,349	125,724
optionsXpress Holdings, Inc.	9,645	147,569
PennantPark Investment Corp.	5,875	49,820
Piper Jaffray Companies (a)	1,730	74,996
Prospect Capital Corp. (d)	11,000	119,680
Stifel Financial Corp. (a)	3,895	209,239
		1,229,338
Commercial Banks - 6.1%
Alliance Financial Corp.	3,500	98,770
Bancorp Rhode Island, Inc.	3,500	88,270
Bank of the Ozarks, Inc.	15,439	410,369
Cardinal Financial Corp.	3,013	25,520
Community Bank System, Inc.	13,800	256,128
CVB Financial Corp. (d)	28,724	222,611
First Financial Bancorp, Ohio	12,300	163,467
First Financial Bankshares, Inc. (d)	5,700	295,146
International Bancshares Corp.	16,210	271,842
Lakeland Financial Corp.	5,755	98,065

	Shares	Value
Merchants Bancshares, Inc.	3,000	$ 69,420
NBT Bancorp, Inc.	2,800	57,652
Prosperity Bancshares, Inc.	13,800	549,654
Renasant Corp.	8,100	115,263
S&T Bancorp, Inc.	9,200	146,740
Signature Bank, New York (a)	5,186	160,662
Southside Bancshares, Inc.	9,342	191,511
Southwest Bancorp, Inc., Oklahoma	7,829	52,454
Suffolk Bancorp	7,380	198,743
SVB Financial Group (a)	2,830	107,144
Tompkins Financial Corp.	3,000	119,700
UMB Financial Corp.	2,700	106,110
Washington Trust Bancorp, Inc.	8,579	127,398
WesBanco, Inc.	14,333	185,039
Westamerica Bancorp.	2,500	133,000
Wilshire Bancorp, Inc.	21,000	147,210
Wintrust Financial Corp.	6,152	159,767
		4,557,655
Consumer Finance - 1.2%
EZCORP, Inc. (non-vtg.) Class A (a)	5,283	78,030
First Cash Financial Services, Inc. (a)	12,017	229,525
Nelnet, Inc. Class A	15,916	276,461
World Acceptance Corp. (a)(d)	8,934	262,034
		846,050
Diversified Financial Services - 0.6%
Encore Capital Group, Inc. (a)	14,115	240,520
MarketAxess Holdings, Inc.	7,286	90,711
NewStar Financial, Inc. (a)	42,607	140,603
		471,834
Insurance - 2.4%
Amerisafe, Inc. (a)	16,700	282,063
Aspen Insurance Holdings Ltd.	11,950	309,625
FBL Financial Group, Inc. Class A	9,763	172,122
First Mercury Financial Corp.	5,441	70,515
Hallmark Financial Services, Inc. (a)	15,000	115,350
Navigators Group, Inc. (a)	4,800	223,728
Nymagic, Inc.	6,967	117,394
Platinum Underwriters Holdings Ltd.	4,498	158,734
ProAssurance Corp. (a)	2,700	143,775
SeaBright Insurance Holdings, Inc. (a)	18,580	204,380
		1,797,686
Real Estate Investment Trusts - 5.2%
Ashford Hospitality Trust, Inc. (a)(d)	43,111	179,773
BioMed Realty Trust, Inc.	17,000	232,730
CapLease, Inc.	22,000	94,820
Capstead Mortgage Corp.	26,250	374,850
Cedar Shopping Centers, Inc.	33,000	199,320
Chimera Investment Corp.	32,000	128,960
Extra Space Storage, Inc.	16,000	175,840
Hatteras Financial Corp.	3,000	91,800
Healthcare Realty Trust, Inc.	8,500	187,765
Highwoods Properties, Inc. (SBI)	5,825	178,303
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	2,800	$ 125,804
LaSalle Hotel Properties (SBI)	5,500	102,465
MFA Financial, Inc.	9,800	74,186
Mid-America Apartment Communities, Inc.	2,470	114,880
Mission West Properties, Inc.	12,270	83,559
National Health Investors, Inc.	7,475	246,600
National Retail Properties, Inc.	13,485	270,239
Nationwide Health Properties, Inc.	3,945	134,169
NorthStar Realty Finance Corp. (d)	27,000	91,530
Omega Healthcare Investors, Inc.	19,000	343,710
Parkway Properties, Inc.	3,500	65,345
PS Business Parks, Inc.	3,925	186,595
RAIT Financial Trust (SBI) (d)	68,109	105,569
Washington (REIT) (SBI)	3,500	91,350
		3,880,162
Thrifts & Mortgage Finance - 1.4%
Dime Community Bancshares, Inc.	11,500	129,260
Doral Financial Corp. (a)(d)	48,351	150,855
First Defiance Financial Corp.	6,000	65,160
Flushing Financial Corp.	17,969	196,042
Meridian Interstate Bancorp, Inc. (a)	6,000	50,040
Northwest Bancorp, Inc.	5,500	127,270
Provident New York Bancorp	15,092	126,018
United Financial Bancorp, Inc.	7,000	89,880
Westfield Financial, Inc.	13,634	112,753
		1,047,278
TOTAL FINANCIALS		13,830,003
HEALTH CARE - 13.7%
Biotechnology - 2.7%
ARIAD Pharmaceuticals, Inc. (a)	75,000	169,500
ArQule, Inc. (a)	26,581	95,426
Celldex Therapeutics, Inc. (a)	16,000	72,320
Cubist Pharmaceuticals, Inc. (a)	10,200	170,136
Enzon Pharmaceuticals, Inc. (a)(d)	16,215	157,448
Exelixis, Inc. (a)	25,964	177,594
Human Genome Sciences, Inc. (a)	11,575	322,017
Idera Pharmaceuticals, Inc. (a)	15,500	76,415
Martek Biosciences (a)	7,324	127,438
Medivation, Inc. (a)(d)	7,039	216,097
ONYX Pharmaceuticals, Inc. (a)	1,572	44,975
Osiris Therapeutics, Inc. (a)(d)	12,000	80,880
PDL BioPharma, Inc.	9,500	61,750
Savient Pharmaceuticals, Inc. (a)(d)	5,323	71,488
Seattle Genetics, Inc. (a)	15,255	141,566
		1,985,050

	Shares	Value
Health Care Equipment & Supplies - 4.0%
American Medical Systems Holdings, Inc. (a)	27,100	$ 476,147
Cantel Medical Corp. (a)	14,000	250,600
ev3, Inc. (a)	20,000	254,000
Haemonetics Corp. (a)	2,293	122,400
Invacare Corp.	12,640	314,736
Kensey Nash Corp. (a)	5,500	128,095
Meridian Bioscience, Inc.	10,470	216,834
Quidel Corp. (a)	14,155	177,928
RTI Biologics, Inc. (a)	27,082	110,495
Sirona Dental Systems, Inc. (a)	1,761	51,245
Steris Corp.	13,440	434,246
Symmetry Medical, Inc. (a)	9,500	76,190
Thoratec Corp. (a)	5,129	152,793
Young Innovations, Inc.	9,500	230,280
		2,995,989
Health Care Providers & Services - 4.9%
Amedisys, Inc. (a)(d)	2,300	85,192
American Dental Partners, Inc. (a)	8,195	99,979
AMN Healthcare Services, Inc. (a)	13,150	105,069
AmSurg Corp. (a)	10,320	213,727
Centene Corp. (a)	14,100	265,362
Continucare Corp. (a)	28,000	87,080
Cross Country Healthcare, Inc. (a)	7,500	63,825
Genoptix, Inc. (a)(d)	7,750	280,938
Hanger Orthopedic Group, Inc. (a)	10,380	138,469
HealthSouth Corp. (a)(d)	29,568	518,623
InVentiv Health, Inc. (a)	13,239	209,706
Magellan Health Services, Inc. (a)	3,000	110,310
Molina Healthcare, Inc. (a)(d)	1,283	26,815
NightHawk Radiology Holdings, Inc. (a)	35,000	182,700
Owens & Minor, Inc.	4,567	177,154
PharMerica Corp. (a)	15,005	225,825
Providence Service Corp. (a)	12,541	175,323
RehabCare Group, Inc. (a)	14,000	394,380
Virtual Radiologic Corp. (a)(d)	20,291	265,609
		3,626,086
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	10,338	49,002
Biodelivery Sciences International, Inc. (a)	15,853	61,034
Cambrex Corp. (a)	21,445	113,444
Dionex Corp. (a)	577	40,453
Kendle International, Inc. (a)	5,120	76,646
		340,579
Pharmaceuticals - 1.7%
Auxilium Pharmaceuticals, Inc. (a)	3,500	122,045
Impax Laboratories, Inc. (a)	18,741	213,647
Inspire Pharmaceuticals, Inc. (a)	11,000	64,020
Medicis Pharmaceutical Corp. Class A	12,000	283,080
Nektar Therapeutics (a)	9,705	84,531
Questcor Pharmaceuticals, Inc. (a)	18,000	77,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Santarus, Inc. (a)	15,000	$ 59,850
Valeant Pharmaceuticals International (a)(d)	11,000	359,590
		1,264,163
TOTAL HEALTH CARE		10,211,867
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.3%
Cubic Corp.	8,690	302,586
DynCorp International, Inc. Class A (a)	9,400	131,412
GenCorp, Inc. (non-vtg.) (a)	60,000	468,600
Teledyne Technologies, Inc. (a)	1,274	42,704
		945,302
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	11,000	290,950
Airlines - 0.8%
Allegiant Travel Co. (a)(d)	6,269	258,471
Republic Airways Holdings, Inc. (a)	15,096	102,804
SkyWest, Inc.	13,941	205,072
		566,347
Building Products - 0.7%
Apogee Enterprises, Inc.	14,446	197,766
Gibraltar Industries, Inc.	15,000	224,700
Universal Forest Products, Inc.	1,600	57,504
		479,970
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	4,000	73,720
ACCO Brands Corp. (a)	13,839	90,369
American Reprographics Co. (a)	5,937	33,010
ATC Technology Corp. (a)	7,940	174,839
Cenveo, Inc. (a)	20,396	156,641
HNI Corp.	7,000	176,890
ICT Group, Inc. (a)	8,000	127,760
Knoll, Inc.	4,402	42,787
Metalico, Inc. (a)	48,695	201,597
Schawk, Inc. Class A	14,000	157,920
Tetra Tech, Inc. (a)	5,392	142,025
Waste Services, Inc. (a)	20,000	159,200
		1,536,758
Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	24,540	279,511
Dycom Industries, Inc. (a)	18,165	141,505
EMCOR Group, Inc. (a)	12,000	285,600
Great Lakes Dredge & Dock Corp.	15,000	88,350
Sterling Construction Co., Inc. (a)	2,000	34,600
		829,566
Electrical Equipment - 2.4%
A.O. Smith Corp.	6,186	259,317

	Shares	Value
AZZ, Inc. (a)	5,667	$ 191,828
Belden, Inc.	13,200	291,984
Brady Corp. Class A	7,709	228,803
Encore Wire Corp.	7,614	151,519
EnerSys (a)	9,000	204,840
GrafTech International Ltd. (a)	23,118	340,066
Regal-Beloit Corp.	3,000	142,380
		1,810,737
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	5,000	134,950
Tredegar Corp.	7,145	102,959
		237,909
Machinery - 2.4%
Alamo Group, Inc.	5,371	79,867
Altra Holdings, Inc. (a)	34,000	382,500
Briggs & Stratton Corp.	4,200	79,212
CIRCOR International, Inc.	6,500	156,910
Columbus McKinnon Corp. (NY Shares) (a)	12,500	196,250
Nordson Corp.	5,930	317,907
Tennant Co.	10,991	299,175
Watts Water Technologies, Inc. Class A	8,735	267,728
		1,779,549
Marine - 0.1%
Horizon Lines, Inc. Class A (d)	16,000	85,600
Professional Services - 2.1%
Diamond Management & Technology Consultants, Inc.	19,912	129,627
ICF International, Inc. (a)	4,000	108,000
Kelly Services, Inc. Class A (non-vtg.)	17,848	187,226
MPS Group, Inc. (a)	9,000	122,850
Navigant Consulting, Inc. (a)	11,335	150,189
On Assignment, Inc. (a)	61,000	386,740
Spherion Corp. (a)	28,000	146,440
Watson Wyatt Worldwide, Inc. Class A	7,862	325,015
		1,556,087
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)	22,944	223,704
Celadon Group, Inc. (a)	14,000	133,980
Dollar Thrifty Automotive Group, Inc. (a)	6,686	123,424
Universal Truckload Services, Inc.	2,851	43,421
Werner Enterprises, Inc.	12,500	233,250
		757,779
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	9,288	82,292
Beacon Roofing Supply, Inc. (a)	22,700	348,899
Watsco, Inc.	2,087	104,684
		535,875
TOTAL INDUSTRIALS		11,412,429
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.1%
3Com Corp. (a)	91,000	$ 670,663
ADC Telecommunications, Inc. (a)	29,000	177,770
Arris Group, Inc. (a)	10,500	104,895
Avocent Corp. (a)	5,703	142,461
Blue Coat Systems, Inc. (a)	13,304	351,625
Oplink Communications, Inc. (a)	22,415	386,435
Polycom, Inc. (a)	2,419	52,154
Starent Networks Corp. (a)	2,978	102,711
Tekelec (a)	19,900	282,978
		2,271,692
Computers & Peripherals - 1.0%
Cray, Inc. (a)	17,054	119,207
Quantum Corp. (a)	102,833	250,913
Rimage Corp. (a)	6,500	105,560
Synaptics, Inc. (a)(d)	9,705	261,453
		737,133
Electronic Equipment & Components - 3.3%
Anixter International, Inc. (a)	4,675	202,054
Benchmark Electronics, Inc. (a)	16,467	296,900
Brightpoint, Inc. (a)	40,675	292,047
Checkpoint Systems, Inc. (a)	9,500	134,710
CPI International, Inc. (a)	5,010	48,397
CTS Corp.	9,000	83,430
Insight Enterprises, Inc. (a)	14,000	142,100
Multi-Fineline Electronix, Inc. (a)	4,250	105,953
Newport Corp. (a)	17,000	124,270
OSI Systems, Inc. (a)	9,500	194,085
RadiSys Corp. (a)	22,356	208,581
ScanSource, Inc. (a)	8,776	204,218
SYNNEX Corp. (a)	7,346	207,965
Technitrol, Inc.	24,856	125,771
TTM Technologies, Inc. (a)	7,500	77,775
		2,448,256
Internet Software & Services - 1.4%
Art Technology Group, Inc. (a)	35,000	141,400
Digital River, Inc. (a)	3,633	91,661
EarthLink, Inc.	37,000	304,510
j2 Global Communications, Inc. (a)	11,500	228,620
NIC, Inc.	4,450	38,537
Open Text Corp. (a)	1,497	56,547
ValueClick, Inc. (a)	20,000	188,600
		1,049,875
IT Services - 2.5%
Acxiom Corp. (a)	27,000	311,580
CACI International, Inc. Class A (a)	6,129	284,508
CSG Systems International, Inc. (a)	11,820	228,835
Euronet Worldwide, Inc. (a)	4,000	84,960
Lionbridge Technologies, Inc. (a)	28,731	57,175
SAIC, Inc. (a)	10,620	189,248
Teletech Holdings, Inc. (a)	12,402	239,235

	Shares	Value
VeriFone Holdings, Inc. (a)	13,500	$ 179,010
Wright Express Corp. (a)	9,526	277,873
		1,852,424
Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc. (a)(d)	13,908	77,189
Atheros Communications, Inc. (a)	17,800	506,766
Entropic Communications, Inc. (a)	45,000	130,500
Lattice Semiconductor Corp. (a)	100,518	220,134
MKS Instruments, Inc. (a)	11,560	175,134
PMC-Sierra, Inc. (a)	39,641	314,353
Power Integrations, Inc.	825	27,712
RF Micro Devices, Inc. (a)	41,853	180,805
Semtech Corp. (a)	5,200	83,304
Sigma Designs, Inc. (a)(d)	4,394	51,322
Skyworks Solutions, Inc. (a)	45,803	563,835
Tessera Technologies, Inc. (a)	3,390	80,241
Veeco Instruments, Inc. (a)	16,500	450,615
		2,861,910
Software - 4.3%
Actuate Corp. (a)	25,000	100,750
i2 Technologies, Inc. (a)	13,230	243,432
Informatica Corp. (a)	7,300	163,885
Interactive Intelligence, Inc. (a)	7,000	120,820
Jack Henry & Associates, Inc.	14,500	331,325
Kenexa Corp. (a)	10,000	108,500
Lawson Software, Inc. (a)	25,000	163,750
Manhattan Associates, Inc. (a)	9,480	223,349
MicroStrategy, Inc. Class A (a)	2,710	237,315
Monotype Imaging Holdings, Inc. (a)	11,688	90,465
Net 1 UEPS Technologies, Inc. (a)	9,061	169,259
Quest Software, Inc. (a)	14,400	242,352
Solera Holdings, Inc.	10,775	376,694
SonicWALL, Inc. (a)	19,000	148,010
SuccessFactors, Inc. (a)	14,067	211,849
TeleCommunication Systems, Inc. Class A (a)	12,500	105,375
TIBCO Software, Inc. (a)	10,430	89,698
Vasco Data Security International, Inc. (a)	14,500	95,410
		3,222,238
TOTAL INFORMATION TECHNOLOGY		14,443,528
MATERIALS - 5.3%
Chemicals - 2.4%
H.B. Fuller Co.	11,200	228,032
Innophos Holdings, Inc.	11,000	272,470
NewMarket Corp.	3,500	366,520
OM Group, Inc. (a)	7,000	214,410
OMNOVA Solutions, Inc. (a)	38,000	251,560
Stepan Co.	2,526	158,431
W.R. Grace & Co. (a)	5,874	134,280
Westlake Chemical Corp.	6,200	162,130
		1,787,833
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.2%
BWAY Holding Co. (a)	5,709	$ 90,887
Rock-Tenn Co. Class A	10,210	461,186
Silgan Holdings, Inc.	6,630	355,169
		907,242
Metals & Mining - 0.3%
Worthington Industries, Inc.	22,000	257,620
Paper & Forest Products - 1.4%
Buckeye Technologies, Inc. (a)	32,000	309,760
Domtar Corp. (a)	7,943	448,144
Glatfelter	22,008	244,729
		1,002,633
TOTAL MATERIALS		3,955,328
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Cincinnati Bell, Inc. (a)	74,000	220,520
Consolidated Communications Holdings, Inc.	15,025	228,380
		448,900
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	18,460	292,776
TOTAL TELECOMMUNICATION SERVICES		741,676
UTILITIES - 2.2%
Electric Utilities - 0.8%
Central Vermont Public Service Corp.	7,000	135,870
IDACORP, Inc.	1,426	42,167
Portland General Electric Co.	6,500	127,465
UIL Holdings Corp.	9,500	256,120
		561,622
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	4,300	134,762
New Jersey Resources Corp.	3,740	131,760
Nicor, Inc.	1,009	39,512
Northwest Natural Gas Co.	2,245	96,266
Piedmont Natural Gas Co., Inc.	6,200	146,940
Southwest Gas Corp.	5,980	156,736
WGL Holdings, Inc.	4,459	140,369
		846,345
Multi-Utilities - 0.3%
Avista Corp.	12,465	259,397
TOTAL UTILITIES		1,667,364
TOTAL COMMON STOCKS (Cost $69,197,825)		72,399,894
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.42% 12/17/09 to 6/3/10 (e) (Cost $219,745)	$ 220,000	$ 219,940
Money Market Funds - 10.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (b)	1,582,230	1,582,230
Fidelity Securities Lending Cash Central Fund, 0.17% (c)(f)	6,451,996	6,451,996
TOTAL MONEY MARKET FUNDS (Cost $8,034,226)		8,034,226
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $77,451,796)	80,654,060
NET OTHER ASSETS - (8.4)%	(6,272,464)
NET ASSETS - 100%	$ 74,381,596
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
33 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	$ 1,911,360	$ (15,126)

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,940.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 42,886
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,528,079	$ 10,528,079	$ -	$ -
Consumer Staples	2,157,280	2,157,280	-	-
Energy	3,452,340	3,452,340	-	-
Financials	13,830,003	13,830,003	-	-
Health Care	10,211,867	10,211,867	-	-
Industrials	11,412,429	11,412,429	-	-
Information Technology	14,443,528	14,443,528	-	-
Materials	3,955,328	3,955,328	-	-
Telecommunication Services	741,676	741,676	-	-
Utilities	1,667,364	1,667,364	-	-
U.S. Government and Government Agency Obligations	219,940	-	219,940	-
Money Market Funds	8,034,226	8,034,226	-	-
Total Investments in Securities:	$ 80,654,060	$ 80,434,120	$ 219,940	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (15,126)	$ (15,126)	$ -	$ -
Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $77,506,927. Net unrealized appreciation aggregated $3,147,133, of which $10,122,554 related to appreciated investment securities and $6,975,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2010